Schedule of Investments (unaudited)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Ampol Ltd.	83,746	$1,698,180
APA Group	345,281	1,809,942
Aristocrat Leisure Ltd.	171,027	4,203,858
ASX Ltd.	60,098	2,147,154
Aurizon Holdings Ltd.	573,384	1,248,895
Australia & New Zealand Banking Group Ltd.	819,610	12,924,411
BHP Group Ltd.	1,400,877	39,655,284
BlueScope Steel Ltd.	131,805	1,580,007
Brambles Ltd.	417,379	3,483,341
Cochlear Ltd.	19,614	3,006,319
Coles Group Ltd.	381,187	3,699,680
Commonwealth Bank of Australia	463,138	28,490,327
Computershare Ltd.	167,279	2,639,987
CSL Ltd.	133,109	19,672,460
Dexus	350,751	1,448,667
Endeavour Group Ltd.	355,785	1,117,679
Fortescue Metals Group Ltd.	458,425	6,521,469
Goodman Group	460,302	6,090,668
GPT Group (The)	705,001	1,627,021
IDP Education Ltd.	59,429	821,093
IGO Ltd.	180,003	1,089,985
Insurance Australia Group Ltd.	595,497	2,148,277
James Hardie Industries PLC(a)	119,833	2,989,763
Lendlease Corp. Ltd.	195,606	774,696
Lottery Corp. Ltd. (The)	592,015	1,708,891
Macquarie Group Ltd.	103,569	10,645,846
Medibank Pvt Ltd.	914,310	1,995,279
Mineral Resources Ltd.	48,847	1,800,365
Mirvac Group	1,420,629	1,648,289
National Australia Bank Ltd.	869,456	15,575,647
Northern Star Resources Ltd.	362,613	2,655,336
Orica Ltd.	149,460	1,396,542
Origin Energy Ltd.	498,714	2,892,966
Pilbara Minerals Ltd.(b)	824,651	1,937,101
Qantas Airways Ltd.(a)	255,654	800,939
QBE Insurance Group Ltd.	440,727	4,370,295
Ramsay Health Care Ltd.	54,282	1,680,793
REA Group Ltd.	13,321	1,222,930
Reece Ltd.	73,670	821,399
Rio Tinto Ltd.	103,861	7,758,217
Santos Ltd.	969,419	4,730,238
Scentre Group	1,515,142	2,347,244
SEEK Ltd.	124,301	1,639,863
Sonic Healthcare Ltd.	121,161	2,218,586
South32 Ltd.	1,407,354	3,010,868
Stockland	747,094	1,686,147
Suncorp Group Ltd.	339,332	2,888,271
Telstra Corp. Ltd.	1,085,044	2,631,099
Transurban Group	851,260	6,408,700
Treasury Wine Estates Ltd.	228,132	1,757,563
Vicinity Ltd.	1,226,434	1,328,389
Washington H Soul Pattinson & Co. Ltd.	67,452	1,436,988
Wesfarmers Ltd.	302,413	9,729,780
Westpac Banking Corp.	973,195	12,779,773
WiseTech Global Ltd.	46,251	1,721,983
Woodside Energy Group Ltd.	528,269	11,505,589
Woolworths Group Ltd.	339,007	7,588,593
Xero Ltd.(a)	41,471	2,835,257
		288,044,929
Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	85,659	$3,067,386
OMV AG	43,999	1,929,717
Verbund AG	20,185	1,753,809
voestalpine AG	37,685	941,032
		7,691,944
Belgium — 0.2%
Ageas SA/NV	51,736	1,987,326
Anheuser-Busch InBev SA/NV	233,349	13,277,104
Argenx SE(a)	16,055	7,551,977
D’ieteren Group	6,164	915,605
Elia Group SA/NV	9,522	904,171
Groupe Bruxelles Lambert NV	34,226	2,503,309
KBC Group NV	65,866	3,624,925
Lotus Bakeries	111	822,144
Sofina SA(b)	3,860	733,300
Solvay SA	18,781	1,985,445
UCB SA	35,333	2,584,256
Umicore SA	58,604	1,394,355
Warehouses De Pauw CVA	64,185	1,588,098
		39,872,015
Brazil — 0.4%
Ambev SA	1,283,806	3,274,606
Atacadao SA	94,443	168,028
B3 SA - Brasil, Bolsa, Balcao	1,693,296	3,727,988
Banco Bradesco SA	90,907	221,599
Banco BTG Pactual SA	428,261	2,514,311
Banco do Brasil SA	230,784	2,213,201
Banco Santander Brasil SA	29,400	156,979
BB Seguridade Participacoes SA	187,167	1,141,916
CCR SA	386,833	919,177
Centrais Eletricas Brasileiras SA	364,603	2,519,516
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	1,273,506
Cia. Siderurgica Nacional SA	191,583	446,872
Cosan SA	360,842	1,127,240
Energisa SA	20,142	186,209
Engie Brasil Energia SA	54,547	425,189
Equatorial Energia SA	351,179	2,201,072
Hapvida Participacoes e Investimentos SA(a)(c)	1,434,118	1,049,615
Hypera SA	177,504	1,066,415
Itausa SA	21,161	36,012
JBS SA	278,948	1,108,212
Klabin SA	215,260	913,684
Localiza Rent a Car SA	209,810	2,116,931
Lojas Renner SA	277,063	673,733
Magazine Luiza SA(a)	796,400	210,088
Natura & Co. Holding SA(a)	289,238	731,449
Petroleo Brasileiro SA	1,041,143	7,814,122
PRIO SA(a)	195,478	1,849,417
Raia Drogasil SA	367,397	1,880,070
Rede D’Or Sao Luiz SA(c)	166,684	714,773
Rumo SA	404,503	1,789,946
Sendas Distribuidora SA	401,014	870,153
Suzano SA.	203,236	2,078,818
Telefonica Brasil SA	145,782	1,308,113
Tim SA	335,031	1,008,067
TOTVS SA	193,176	969,759
Ultrapar Participacoes SA	234,821	952,465
Vale SA	937,290	12,827,492
Vibra Energia SA	308,058	1,209,197

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
WEG SA	517,752	$3,389,893
		69,085,833
Canada — 2.8%
Agnico Eagle Mines Ltd.	135,286	6,345,052
Air Canada(a)	52,213	629,907
Algonquin Power & Utilities Corp.	172,307	867,282
Alimentation Couche-Tard Inc.	231,134	12,582,157
AltaGas Ltd.	71,908	1,335,749
ARC Resources Ltd.	165,060	2,655,481
Bank of Montreal	194,588	14,704,075
Bank of Nova Scotia (The)	323,402	13,094,662
Barrick Gold Corp.	469,192	7,494,215
BCE Inc.	25,152	933,712
Brookfield Asset Management Ltd.	96,037	2,752,818
Brookfield Corp., Class A	383,826	11,181,951
Brookfield Renewable Corp., Class A	32,773	745,620
BRP Inc.	8,949	604,860
CAE Inc.(a)	86,823	1,813,156
Cameco Corp.	121,494	4,970,149
Canadian Apartment Properties REIT	29,434	866,411
Canadian Imperial Bank of Commerce	245,992	8,676,019
Canadian National Railway Co.	159,005	16,824,088
Canadian Natural Resources Ltd.	315,333	20,023,958
Canadian Pacific Kansas City Ltd.	257,374	18,273,693
Canadian Tire Corp. Ltd., Class A, NVS	18,122	1,747,971
Canadian Utilities Ltd., Class A, NVS	90,060	1,905,434
CCL Industries Inc., Class B, NVS	50,606	1,978,624
Cenovus Energy Inc.	394,523	7,516,349
CGI Inc.(a)	57,416	5,543,071
Constellation Software Inc./Canada	5,990	12,008,120
Descartes Systems Group Inc. (The)(a)	17,254	1,247,066
Dollarama Inc.	87,824	5,997,428
Element Fleet Management Corp.	112,814	1,526,152
Emera Inc.	82,771	2,710,985
Empire Co. Ltd., Class A, NVS	33,415	915,644
Enbridge Inc.	578,125	18,526,681
Fairfax Financial Holdings Ltd.	6,084	5,063,002
First Quantum Minerals Ltd.	174,390	2,020,874
FirstService Corp.	9,657	1,366,499
Fortis Inc.	135,580	5,383,115
Franco-Nevada Corp.	53,489	6,507,009
George Weston Ltd.	15,637	1,696,137
GFL Environmental Inc.	63,829	1,838,809
Gildan Activewear Inc.	52,529	1,492,062
Great-West Lifeco Inc.	76,657	2,123,787
Hydro One Ltd.(c)	101,612	2,634,914
iA Financial Corp. Inc.	28,638	1,666,342
Imperial Oil Ltd.	60,567	3,451,675
Intact Financial Corp.	50,796	7,136,898
Ivanhoe Mines Ltd., Class A(a)(b)	161,192	1,187,945
Keyera Corp.	58,279	1,355,326
Kinross Gold Corp.	426,652	2,227,482
Loblaw Companies Ltd.	40,839	3,340,155
Lundin Mining Corp.	179,343	1,119,964
Magna International Inc.	81,169	3,900,560
Manulife Financial Corp.	531,794	9,257,261
Metro Inc.	60,911	3,093,976
National Bank of Canada	101,243	6,294,697
Northland Power Inc.	60,893	855,817
Nutrien Ltd.	139,009	7,465,939
Nuvei Corp.(c)	19,828	276,098
Onex Corp.	17,206	964,305
Security	Shares	Value

Canada (continued)
Open Text Corp.	86,361	$2,883,371
Pan American Silver Corp.	98,709	1,442,109
Parkland Corp.	46,136	1,396,306
Pembina Pipeline Corp.	165,155	5,082,975
Power Corp. of Canada	181,382	4,369,910
Quebecor Inc., Class B	33,521	691,571
RB Global Inc.	50,694	3,317,455
Restaurant Brands International Inc.	82,390	5,534,255
RioCan REIT	19,364	235,286
Rogers Communications Inc., Class B, NVS	106,070	3,929,963
Royal Bank of Canada	381,545	30,474,075
Saputo Inc.	90,232	1,821,883
Shopify Inc., Class A(a)	338,278	15,975,357
Stantec Inc.	27,502	1,682,744
Sun Life Financial Inc.	161,988	7,398,825
Suncor Energy Inc.	373,100	12,082,871
TC Energy Corp.	296,003	10,194,414
Teck Resources Ltd., Class B	129,893	4,589,693
TELUS Corp.	137,406	2,215,539
TFI International Inc.	21,880	2,420,487
Thomson Reuters Corp.	45,463	5,445,725
TMX Group Ltd.	76,935	1,602,223
Toromont Industries Ltd.	18,814	1,416,392
Toronto-Dominion Bank (The)	511,669	28,580,408
Tourmaline Oil Corp.	87,090	4,605,235
Waste Connections Inc.	71,801	9,298,230
West Fraser Timber Co. Ltd.	18,937	1,278,034
Wheaton Precious Metals Corp.	131,182	5,540,530
WSP Global Inc.	31,811	4,163,244
		472,388,298
Chile — 0.0%
Banco de Chile	10,718,416	1,100,951
Banco de Credito e Inversiones SA	37,392	894,066
Banco Santander Chile	19,759,281	861,177
Cia.Cervecerias Unidas SA	105,695	600,319
Cia. Sud Americana de Vapores SA	3,271,046	181,641
Empresas CMPC SA	341,833	611,098
Empresas Copec SA	139,972	926,630
Enel Americas SA(a)	8,633,698	887,641
Enel Chile SA	9,195,982	544,291
Falabella SA	181,034	368,781
		6,976,595
China — 3.1%
3SBio Inc.(c)	696,000	619,191
AAC Technologies Holdings Inc.(b)	220,500	396,908
Agricultural Bank of China Ltd., Class A	2,989,400	1,462,131
Agricultural Bank of China Ltd., Class H	7,482,000	2,763,524
Aier Eye Hospital Group Co. Ltd., Class A	384,945	959,226
Air China Ltd., Class H(a)	862,000	586,425
Akeso Inc.(a)(c)	185,000	1,038,877
Alibaba Group Holding Ltd.(a)	4,596,376	47,320,026
Alibaba Health Information Technology Ltd.(a)	1,652,000	973,158
Aluminum Corp. of China Ltd., Class H	1,516,000	810,955
Anhui Conch Cement Co. Ltd., Class A	571,092	1,882,364
ANTA Sports Products Ltd.	357,400	4,042,011
Autohome Inc., ADR	20,138	538,691
AviChina Industry & Technology Co. Ltd., Class H	934,000	423,304
Baidu Inc.(a)	620,960	8,152,460
Bank of China Ltd., Class H	21,850,000	7,632,971
Bank of Communications Co. Ltd., Class A	1,871,900	1,435,581
Bank of Communications Co. Ltd., Class H	736,000	435,348

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bank of Ningbo Co. Ltd., Class A	201,715	$686,579
Bank of Shanghai Co. Ltd., Class A	1,006,351	832,308
BeiGene Ltd.(a)	189,334	2,718,055
Beijing Capital International Airport Co. Ltd., Class H(a)	552,000	203,322
Beijing Enterprises Holdings Ltd.	82,000	273,213
Beijing Enterprises Water Group Ltd.	1,340,000	282,747
Beijing Kingsoft Office Software Inc., Class A	13,600	533,154
Bilibili Inc.(a)	57,168	767,065
BOC Aviation Ltd.(c)	70,100	431,121
Bosideng International Holdings Ltd.	1,128,000	445,367
BYD Co. Ltd., Class A	77,100	2,507,406
BYD Co. Ltd., Class H	260,000	7,906,627
BYD Electronic International Co. Ltd.	268,500	1,120,856
CGN Power Co. Ltd., Class H(c)	5,503,000	1,322,412
China Cinda Asset Management Co. Ltd., Class H	554,000	53,873
China CITIC Bank Corp. Ltd., Class H	2,139,000	954,225
China Coal Energy Co. Ltd., Class H	695,000	545,899
China Communications Services Corp. Ltd., Class H	582,000	238,053
China Conch Venture Holdings Ltd.	489,500	405,391
China Construction Bank Corp., Class H	26,911,260	15,219,876
China CSSC Holdings Ltd., Class A	130,900	461,600
China Everbright Bank Co. Ltd., Class A	3,407,100	1,378,211
China Everbright Environment Group Ltd.	1,206,000	411,700
China Feihe Ltd.(c)	1,232,000	765,530
China Galaxy Securities Co. Ltd., Class A	275,900	455,956
China Gas Holdings Ltd.	810,200	728,375
China Hongqiao Group Ltd.	680,500	637,093
China International Capital Corp. Ltd., Class H(c)	828,400	1,319,439
China Jinmao Holdings Group Ltd.	1,386,000	170,002
China Life Insurance Co. Ltd., Class H	2,069,000	2,802,250
China Literature Ltd.(a)(c)	121,000	407,465
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	896,473
China Medical System Holdings Ltd.	417,000	666,824
China Meidong Auto Holdings Ltd.	214,000	114,766
China Mengniu Dairy Co. Ltd.	927,000	3,026,782
China Merchants Bank Co. Ltd., Class A	646,200	2,709,664
China Merchants Bank Co. Ltd., Class H	942,288	3,574,373
China Merchants Port Holdings Co. Ltd.	444,000	565,183
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	630,222	947,459
China Minsheng Banking Corp. Ltd., Class A	2,870,400	1,454,278
China Minsheng Banking Corp. Ltd., Class H	13,500	4,488
China National Building Material Co. Ltd., Class H(b)	1,060,000	504,555
China National Nuclear Power Co. Ltd., Class A	493,600	499,024
China Oilfield Services Ltd., Class H	670,000	792,154
China Overseas Land & Investment Ltd.	1,063,000	2,005,996
China Overseas Property Holdings Ltd.	515,000	447,268
China Pacific Insurance Group Co. Ltd., Class A	402,697	1,521,667
China Pacific Insurance Group Co. Ltd., Class H	399,800	984,855
China Petroleum & Chemical Corp., Class H	7,295,200	3,731,040
China Power International Development Ltd.	1,850,000	718,976
China Railway Group Ltd., Class H	1,507,000	711,250
China Resources Beer Holdings Co. Ltd.	474,000	2,508,250
China Resources Cement Holdings Ltd.	506,000	130,107
China Resources Gas Group Ltd.	284,000	839,539
China Resources Land Ltd.	866,000	3,241,530
China Resources Mixc Lifestyle Services Ltd.(c)	187,400	731,125
China Resources Power Holdings Co. Ltd.	612,000	1,185,989
China Ruyi Holdings Ltd.(a)(b)	1,608,000	370,285
Security	Shares	Value

China (continued)
China Shenhua Energy Co. Ltd., Class A	334,300	$1,379,790
China Shenhua Energy Co. Ltd., Class H	673,000	2,062,725
China Southern Airlines Co. Ltd., Class H(a)(b)	768,000	363,408
China State Construction Engineering Corp. Ltd., Class A	2,216,277	1,563,331
China State Construction International Holdings Ltd.	686,000	734,802
China Taiping Insurance Holdings Co. Ltd.	678,400	626,690
China Three Gorges Renewables Group Co. Ltd., Class A	1,199,000	784,181
China Tourism Group Duty Free Corp. Ltd., Class A	48,592	626,393
China Tower Corp. Ltd., Class H(c)	11,498,000	1,072,196
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	578,484
China United Network Communications Ltd., Class A	605,800	367,974
China Vanke Co. Ltd., Class A	665,296	1,025,654
China Yangtze Power Co. Ltd., Class A	933,810	2,871,178
Chinasoft International Ltd.	930,000	674,731
Chongqing Zhifei Biological Products Co. Ltd., Class A	87,150	744,469
Chow Tai Fook Jewellery Group Ltd.	542,400	765,936
CITIC Ltd.	1,441,000	1,224,761
CITIC Securities Co. Ltd., Class A	502,623	1,487,021
CITIC Securities Co. Ltd., Class H	551,525	1,073,189
CMOC Group Ltd., Class H	1,476,000	880,302
Contemporary Amperex Technology Co. Ltd., Class A	98,500	2,492,815
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	274,000	538,154
COSCO Shipping Holdings Co. Ltd., Class H	1,217,800	1,238,548
COSCO SHIPPING Ports Ltd.	542,000	326,984
Country Garden Holdings Co. Ltd.(a)(b)	2,770,866	247,778
Country Garden Services Holdings Co. Ltd.(b)	655,000	572,147
CRRC Corp. Ltd., Class A	2,875,200	2,092,971
CSC Financial Co. Ltd., Class A	121,500	400,465
CSPC Pharmaceutical Group Ltd.	2,737,120	2,390,790
Daqo New Energy Corp., ADR(a)(b)	19,565	498,125
Dongfeng Motor Group Co. Ltd., Class H	670,000	294,950
Dongyue Group Ltd.	508,000	404,647
East Money Information Co. Ltd., Class A	411,460	855,688
ENN Energy Holdings Ltd.	217,400	1,646,836
Eve Energy Co. Ltd., Class A	95,300	602,462
Far East Horizon Ltd.	462,000	325,080
Flat Glass Group Co. Ltd., Class H	262,000	470,520
Foshan Haitian Flavouring & Food Co. Ltd., Class A	130,321	668,479
Fosun International Ltd.	667,000	399,627
Foxconn Industrial Internet Co. Ltd., Class A	189,400	380,346
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,081,416
Ganfeng Lithium Co. Ltd., Class H(b)(c)	134,840	484,315
Ganfeng Lithium Group Co. Ltd., Class A	29,500	178,138
GCL-Poly Energy Holdings Ltd.	5,464,000	804,670
GDS Holdings Ltd., Class A(a)	281,788	358,982
Geely Automobile Holdings Ltd.	1,711,000	1,942,541
Genscript Biotech Corp.(a)(b)	464,000	1,348,925
GF Securities Co. Ltd., Class H	566,800	737,952
Great Wall Motor Co. Ltd., Class H(b)	995,000	1,390,903
Greentown China Holdings Ltd.	259,000	251,266
Guangdong Investment Ltd.	1,022,000	697,394
Guangzhou Automobile Group Co. Ltd., Class H	1,068,000	500,356

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
H World Group Ltd., ADR(a)	61,533	$2,317,333
Haidilao International Holding Ltd.(c)	529,000	1,324,513
Haier Smart Home Co. Ltd., Class A	110,200	333,716
Haier Smart Home Co. Ltd., Class H	755,000	2,153,508
Haitian International Holdings Ltd.	196,000	467,574
Haitong Securities Co. Ltd., Class H	892,800	512,633
Hansoh Pharmaceutical Group Co. Ltd.(c)	480,000	903,117
Hengan International Group Co. Ltd.	226,500	758,616
Hua Hong Semiconductor Ltd.(a)(b)(c)	182,000	448,099
Huaneng Power International Inc., Class H(a)	1,992,000	932,160
Huatai Securities Co. Ltd., Class H(c)	645,400	844,959
Hygeia Healthcare Holdings Co. Ltd.(c)	143,800	868,274
Industrial & Commercial Bank of China Ltd., Class A	3,788,791	2,441,853
Industrial & Commercial Bank of China Ltd., Class H	15,898,260	7,619,154
Industrial Bank Co. Ltd., Class A	838,000	1,722,155
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	368,100	1,375,369
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	453,800	622,826
Innovent Biologics Inc.(a)(c)	402,000	2,369,050
iQIYI Inc., ADR(a)(b)	117,687	548,421
JD Health International Inc.(a)(b)(c)	336,100	1,526,659
JD.com Inc., Class A	643,926	8,186,332
Jiangsu Expressway Co. Ltd., Class H	524,000	476,391
Jiangsu Hengrui Medicine Co. Ltd., Class A	256,118	1,671,510
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	58,600	973,907
Jiangxi Copper Co. Ltd., Class H	375,000	530,233
Jiumaojiu International Holdings Ltd.(b)(c)	307,000	334,052
Kanzhun Ltd., ADR(a)(b)	61,171	905,331
KE Holdings Inc., ADR	185,315	2,725,984
Kingboard Holdings Ltd.	282,000	686,747
Kingboard Laminates Holdings Ltd.	494,000	463,269
Kingdee International Software Group Co. Ltd.(a)	864,000	1,146,414
Kingsoft Corp. Ltd.	335,800	1,171,766
Koolearn Technology Holding Ltd.(a)(b)(c)	129,500	528,296
Kuaishou Technology(a)(c)	635,500	4,092,522
Kunlun Energy Co. Ltd.	1,192,000	993,059
Kweichow Moutai Co. Ltd., Class A	23,232	5,332,707
Legend Biotech Corp., ADR(a)(b)	19,238	1,271,055
Lenovo Group Ltd.	2,166,000	2,520,642
Li Auto Inc.(a)	320,976	5,428,869
Li Ning Co. Ltd.	682,500	2,091,455
Longfor Group Holdings Ltd.(c)	555,000	807,947
LONGi Green Energy Technology Co. Ltd., Class A	236,220	777,103
Lufax Holding Ltd., ADR	217,336	207,512
Luxshare Precision Industry Co. Ltd., Class A	337,940	1,512,369
Luzhou Laojiao Co. Ltd., Class A	35,100	1,024,646
Meituan, Class B(a)(c)	1,412,220	20,018,224
Microport Scientific Corp.(a)(b)	269,400	424,513
MINISO Group Holding Ltd.(b)	25,106	635,433
Minth Group Ltd.	244,000	544,663
Muyuan Foods Co. Ltd., Class A	161,612	830,646
NARI Technology Co. Ltd., Class A	196,020	603,213
NAURA Technology Group Co. Ltd., Class A	12,900	450,919
NetEase Inc.	554,490	11,866,945
New China Life Insurance Co. Ltd., Class H	231,500	507,832
New Oriental Education & Technology Group Inc.(a)	430,830	2,809,027
Nine Dragons Paper Holdings Ltd.	456,000	259,591
Security	Shares	Value

China (continued)
NIO Inc., ADR(a)(b)	400,629	$2,924,592
Nongfu Spring Co. Ltd., Class H(c)	502,000	2,859,261
Orient Overseas International Ltd.	40,000	504,392
Orient Securities Co. Ltd., Class A	299,500	354,020
People’s Insurance Co. Group of China Ltd. (The), Class H	2,442,000	805,761
PetroChina Co. Ltd., Class H.	5,936,000	3,874,518
PICC Property & Casualty Co. Ltd., Class H	1,996,000	2,279,342
Pinduoduo Inc., ADR(a)(b)	167,261	16,963,611
Ping An Bank Co. Ltd., Class A	871,100	1,241,791
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	185,800	434,016
Ping An Insurance Group Co. of China Ltd., Class A	311,900	1,931,516
Ping An Insurance Group Co. of China Ltd., Class H	1,718,500	8,717,048
Poly Developments and Holdings Group Co. Ltd., Class A	734,999	1,102,476
Pop Mart International Group Ltd.(c)	153,600	424,015
Postal Savings Bank of China Co. Ltd., Class A	2,277,900	1,418,170
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	608,420
Qifu Technology Inc.	28,384	419,799
Rongsheng Petrochemical Co. Ltd., Class A	216,900	336,699
SAIC Motor Corp. Ltd., Class A.	599,513	1,186,361
Sany Heavy Equipment International Holdings Co. Ltd.	707,000	928,726
Sany Heavy Industry Co. Ltd., Class A.	189,800	374,037
SF Holding Co. Ltd., Class A	216,000	1,155,068
Shaanxi Coal Industry Co. Ltd., Class A	498,700	1,225,380
Shandong Gold Mining Co. Ltd., Class H(c)	274,000	513,319
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	904,800	839,828
Shanghai Baosight Software Co. Ltd., Class B	325,052	668,513
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	256,000	590,707
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	369,900	538,131
Shanghai Pudong Development Bank Co. Ltd., Class A	1,090,665	1,013,509
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	1,080,607
Shenzhen Inovance Technology Co. Ltd., Class A	50,600	416,875
Shenzhen International Holdings Ltd.(b)	296,500	195,430
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	40,200	1,566,011
Shenzhou International Group Holdings Ltd.	225,700	2,216,931
Sino Biopharmaceutical Ltd.	3,057,000	1,187,580
Sinopharm Group Co. Ltd., Class H	450,800	1,077,990
Sinotruk Hong Kong Ltd.	143,000	269,341
Smoore International Holdings Ltd.(b)(c)	536,000	413,073
Sungrow Power Supply Co. Ltd., Class A	49,300	566,236
Sunny Optical Technology Group Co. Ltd.	208,400	1,745,960
TAL Education Group, ADR(a)(b)	111,771	980,232
Tencent Holdings Ltd.	1,873,600	69,339,557
Tencent Music Entertainment Group, ADR(a)(b)	229,292	1,664,660
Tongcheng Travel Holdings Ltd.(a)	455,200	869,637
Tongwei Co. Ltd., Class A	190,200	708,100
Topsports International Holdings Ltd.(c)	512,000	430,562
TravelSky Technology Ltd., Class H	444,000	701,401
Trip.com Group Ltd.(a)	147,676	5,033,037
Tsingtao Brewery Co. Ltd., Class A	102,600	1,168,548
Tsingtao Brewery Co. Ltd., Class H	62,000	470,179
Uni-President China Holdings Ltd.	586,000	399,141

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Vinda International Holdings Ltd.(b)	204,000	$504,131
Vipshop Holdings Ltd., ADR(a)	111,908	1,595,808
Wanhua Chemical Group Co. Ltd., Class A	124,353	1,503,417
Want Want China Holdings Ltd.	1,672,000	1,038,913
Weibo Corp., ADR	20,779	245,816
Weichai Power Co. Ltd., Class H	649,000	971,437
Wens Foodstuffs Group Co. Ltd., Class A	561,416	1,437,067
Will Semiconductor Co. Ltd. Shanghai, Class A	44,900	675,182
Wuliangye Yibin Co. Ltd., Class A	93,200	1,980,116
WuXi AppTec Co. Ltd., Class A	128,859	1,518,466
WuXi AppTec Co. Ltd., Class H(b)(c)	44,912	539,687
Wuxi Biologics Cayman Inc.(a)(c)	1,080,000	6,715,157
Xiaomi Corp., Class B(a)(c)	4,389,000	7,869,577
Xinyi Solar Holdings Ltd.	1,544,000	908,658
XPeng Inc.(a)(b)	299,734	2,178,100
Xtep International Holdings Ltd.	442,500	402,291
Yadea Group Holdings Ltd.(c)	446,000	814,110
Yankuang Energy Group Co. Ltd., Class H(b)	864,000	1,500,558
Yihai International Holding Ltd.	194,000	353,060
Yuexiu Property Co. Ltd.	399,000	415,023
Yum China Holdings Inc.	121,584	6,390,455
Zai Lab Ltd.(a)(b)	286,080	730,092
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	739,856
Zhaojin Mining Industry Co. Ltd., Class H(b)	462,500	573,384
Zhejiang Expressway Co. Ltd., Class H	528,000	397,444
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	208,900	572,515
Zhongsheng Group Holdings Ltd.	187,000	431,838
Zhuzhou CRRC Times Electric Co. Ltd.	216,100	697,434
Zijin Mining Group Co. Ltd., Class A	362,200	612,267
Zijin Mining Group Co. Ltd., Class H	1,812,000	2,803,002
ZTE Corp., Class H	243,600	541,342
ZTO Express Cayman Inc., ADR	122,992	2,898,921
		525,064,057
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	93,880

Czech Republic — 0.0%
CEZ AS	53,068	2,270,735
Komercni Banka AS	40,647	1,191,304
		3,462,039
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	1,906	3,112,043
AP Moller - Maersk A/S, Class B, NVS	1,358	2,262,741
Carlsberg A/S, Class B	26,937	3,210,166
Chr Hansen Holding A/S	31,086	2,121,299
Coloplast A/S, Class B	35,403	3,691,977
Danske Bank A/S	191,033	4,481,389
Demant A/S(a)	24,815	946,929
DSV A/S	53,931	8,059,497
Genmab A/S(a)	18,979	5,365,038
Novo Nordisk A/S	914,491	88,226,623
Novozymes A/S, Class B	59,557	2,676,667
Orsted A/S(c)	55,069	2,660,885
Pandora A/S	26,300	2,982,959
Tryg A/S	112,497	2,196,792
Vestas Wind Systems A/S(a)	284,717	6,171,174
		138,166,179
Egypt — 0.0%
Commercial International Bank Egypt SAE	636,678	871,678
Security	Shares	Value

Finland — 0.2%
Elisa OYJ	32,204	$1,365,728
Fortum OYJ	129,755	1,540,637
Kesko OYJ, Class B	77,603	1,312,382
Kone OYJ, Class B	88,084	3,814,333
Metso OYJ	173,122	1,525,279
Neste OYJ	121,372	4,079,061
Nokia OYJ	1,519,410	5,060,670
Orion OYJ, Class B	27,418	1,090,839
Sampo OYJ, Class A	128,646	5,059,494
Stora Enso OYJ, Class R	180,794	2,172,854
UPM-Kymmene OYJ	153,192	5,158,881
Wartsila OYJ Abp	156,489	1,867,461
		34,047,619
France — 2.8%
Accor SA	56,857	1,813,886
Aeroports de Paris	5,652	634,713
Air Liquide SA	146,202	25,052,029
Airbus SE	160,945	21,578,885
Alstom SA	82,624	1,118,932
Amundi SA(c)	12,544	655,290
ArcelorMittal SA	129,351	2,862,181
Arkema SA	13,122	1,229,568
AXA SA	524,601	15,544,150
BioMerieux	10,445	1,002,850
BNP Paribas SA	298,677	17,175,124
Bollore SE	246,856	1,347,598
Bouygues SA	73,152	2,573,415
Bureau Veritas SA	102,721	2,339,756
Capgemini SE	48,322	8,539,890
Carrefour SA	176,345	3,091,585
Cie. de Saint-Gobain	132,714	7,224,175
Cie. Generale des Etablissements Michelin SCA	209,034	6,210,076
Covivio	9,045	387,618
Credit Agricole SA	311,456	3,760,798
Danone SA	168,594	10,029,734
Dassault Aviation SA	6,399	1,272,052
Dassault Systemes SE	181,223	7,465,187
Edenred	77,638	4,132,785
Eiffage SA	30,009	2,723,334
Engie SA	508,421	8,086,377
EssilorLuxottica SA	80,564	14,588,806
Eurazeo SE	3,235	182,379
Eurofins Scientific SE	33,156	1,682,195
Euronext NV(c)	18,802	1,311,225
Gecina SA	12,822	1,259,003
Getlink SE	119,929	1,936,696
Hermes International	8,893	16,592,782
Ipsen SA	10,773	1,273,287
Kering SA	20,878	8,491,114
Klepierre SA	40,707	988,520
La Francaise des Jeux SAEM(c)	26,279	847,680
Legrand SA	79,598	6,885,733
L’Oreal SA	67,434	28,344,564
LVMH Moet Hennessy Louis Vuitton SE	77,196	55,266,958
Orange SA	504,129	5,929,586
Pernod Ricard SA	59,894	10,635,757
Publicis Groupe SA	68,041	5,180,866
Remy Cointreau SA	4,015	456,187
Renault SA	60,590	2,125,753
Safran SA	91,298	14,262,525
Sanofi	314,849	28,590,252
Sartorius Stedim Biotech.	7,802	1,460,713

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Schneider Electric SE	149,844	$23,054,593
SEB SA	5,107	505,012
Societe Generale SA	209,165	4,700,308
Sodexo SA	24,675	2,611,320
Teleperformance	17,029	1,959,044
Thales SA	29,061	4,288,752
TotalEnergies SE	632,652	42,297,527
Unibail-Rodamco-Westfield, New(a)	37,951	1,880,441
Valeo	70,069	925,828
Veolia Environnement SA	197,873	5,421,799
Vinci SA	150,099	16,597,110
Vivendi SE	212,715	1,907,521
Wendel SE	14,726	1,103,087
Worldline SA/France(a)(c)	68,027	865,026
		474,261,937
Germany — 1.9%
adidas AG.	45,107	8,020,376
Allianz SE, Registered	113,042	26,479,240
BASF SE	246,006	11,367,236
Bayer AG, Registered	277,560	11,992,967
Bayerische Motoren Werke AG	84,345	7,844,449
Bechtle AG	24,042	1,074,504
Beiersdorf AG	27,699	3,642,972
Brenntag SE	41,665	3,098,276
Carl Zeiss Meditec AG, Bearer	12,224	1,061,440
Commerzbank AG	297,445	3,208,109
Continental AG	30,151	1,968,528
Covestro AG(a)(c)	59,100	2,994,134
Daimler Truck Holding AG	137,237	4,312,017
Delivery Hero SE(a)(c)	53,862	1,376,503
Deutsche Bank AG, Registered	560,219	6,164,959
Deutsche Boerse AG	52,859	8,700,407
Deutsche Lufthansa AG, Registered(a)	216,481	1,517,958
Deutsche Post AG, Registered	281,743	11,000,231
Deutsche Telekom AG, Registered	884,661	19,200,385
E.ON SE	624,959	7,435,838
Evonik Industries AG	44,116	811,950
Fresenius Medical Care AG & Co. KGaA	55,852	1,855,748
Fresenius SE & Co. KGaA	112,857	2,903,051
GEA Group AG	54,820	1,874,867
Hannover Rueck SE	18,604	4,108,011
HeidelbergCement AG	39,029	2,833,245
HelloFresh SE(a)(b)	48,677	1,064,721
Henkel AG & Co. KGaA	31,587	1,996,310
Infineon Technologies AG	368,951	10,777,135
Knorr-Bremse AG	19,053	1,064,195
LEG Immobilien SE(a)	20,565	1,285,552
Mercedes-Benz Group AG	227,104	13,361,494
Merck KGaA	37,966	5,734,324
MTU Aero Engines AG	16,043	3,015,389
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	37,820	15,177,467
Nemetschek SE	19,408	1,450,231
Puma SE	30,919	1,752,122
Rational AG	1,390	792,687
Rheinmetall AG	12,093	3,471,820
RWE AG	175,757	6,725,413
SAP SE	294,383	39,486,277
Scout24 SE(c)	25,597	1,574,730
Siemens AG, Registered	214,174	28,420,643
Siemens Healthineers AG(c)	77,639	3,819,587
Symrise AG, Class A	38,558	3,940,214
Security	Shares	Value

Germany (continued)
Telefonica Deutschland Holding AG	210,293	$357,514
Volkswagen AG	3,088	356,972
Vonovia SE	211,690	4,873,544
Zalando SE(a)(c)	61,134	1,429,954
		308,775,696
Greece — 0.0%
Alpha Services and Holdings SA(a)	635,608	951,462
Eurobank Ergasias Services and Holdings SA, Class A(a)	733,696	1,199,244
Hellenic Telecommunications Organization SA	56,482	791,674
JUMBO SA	65,225	1,715,703
Mytilineos SA	25,139	930,453
National Bank of Greece SA(a)	143,659	822,785
OPAP SA	53,509	906,351
		7,317,672
Hong Kong — 0.6%
AIA Group Ltd.	3,277,800	28,463,769
BOC Hong Kong Holdings Ltd.	1,096,500	2,899,738
Budweiser Brewing Co. APAC Ltd.(c)	495,800	942,192
CK Asset Holdings Ltd.	604,516	3,021,567
CK Hutchison Holdings Ltd.	755,516	3,824,636
CK Infrastructure Holdings Ltd.	215,000	996,533
CLP Holdings Ltd.	464,500	3,399,574
ESR Group Ltd.(c)	686,600	882,209
Futu Holdings Ltd., ADR(a)(b)	19,804	1,098,132
Galaxy Entertainment Group Ltd.	656,000	3,687,680
Hang Lung Properties Ltd.	610,000	801,819
Hang Seng Bank Ltd.	209,100	2,390,658
Henderson Land Development Co. Ltd.	299,003	782,329
HKT Trust & HKT Ltd., Class SS	1,215,000	1,258,478
Hong Kong & China Gas Co. Ltd.	3,484,040	2,425,271
Hong Kong Exchanges & Clearing Ltd.	338,300	11,834,628
Hongkong Land Holdings Ltd.(b)	365,600	1,159,581
Jardine Matheson Holdings Ltd.	40,700	1,649,209
Link REIT	706,160	3,240,667
MTR Corp. Ltd.	432,500	1,616,765
New World Development Co. Ltd.(b)	483,916	888,140
Power Assets Holdings Ltd.	450,000	2,151,371
Sands China Ltd.(a)	696,400	1,874,743
Sino Land Co. Ltd.(b)	1,668,000	1,665,210
SITC International Holdings Co. Ltd.	441,000	679,318
Sun Hung Kai Properties Ltd.	429,500	4,410,406
Swire Pacific Ltd., Class A	142,500	910,267
Swire Properties Ltd.	195,800	379,109
Techtronic Industries Co.Ltd.	397,000	3,624,422
WH Group Ltd.(c)	1,619,000	966,920
Wharf Real Estate Investment Co. Ltd.	476,200	1,665,766
Xinyi Glass Holdings Ltd.	547,000	628,514
		96,219,621
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	947,867
OTP Bank Nyrt	73,273	2,727,221
Richter Gedeon Nyrt	25,206	591,011
		4,266,099
India — 1.7%
Adani Enterprises Ltd.	46,950	1,294,621
Adani Green Energy Ltd.(a)	88,152	965,229
Adani Ports & Special Economic Zone Ltd.	144,051	1,358,950
Adani Power Ltd.(a)	204,666	892,447
Ambuja Cements Ltd.	189,376	966,141
Apollo Hospitals Enterprise Ltd.	32,206	1,864,826

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Asian Paints Ltd.	122,739	$4,421,209
Aurobindo Pharma Ltd.	103,245	1,053,542
Avenue Supermarts Ltd.(a)(c)	44,367	1,937,105
Axis Bank Ltd.	679,253	8,015,054
Bajaj Auto Ltd.	20,243	1,291,317
Bajaj Finance Ltd.	80,410	7,238,462
Bajaj Finserv Ltd.	128,412	2,421,295
Bandhan Bank Ltd.(c)	184,727	475,667
Bank of Baroda.	207,966	490,367
Bharat Electronics Ltd.	1,053,536	1,687,862
Bharat Forge Ltd.	71,325	873,626
Bharat Petroleum Corp. Ltd.	251,010	1,052,272
Bharti Airtel Ltd.	692,888	7,609,717
Britannia Industries Ltd.	32,604	1,734,380
CG Power and Industrial Solutions Ltd.	179,970	842,816
Cholamandalam Investment and Finance Co. Ltd.	132,926	1,816,530
Cipla Ltd.	145,111	2,091,792
Coal India Ltd.	384,143	1,450,037
Colgate-Palmolive India Ltd.	32,670	829,466
Container Corp. of India Ltd.	90,484	748,225
Cummins India Ltd.	33,345	671,648
Dabur India Ltd.	158,487	1,006,808
Divi’s Laboratories Ltd.	41,499	1,688,864
DLF Ltd.	194,177	1,315,431
Dr. Reddy’s Laboratories Ltd.	36,581	2,361,105
Eicher Motors Ltd.	42,820	1,694,729
GAIL India Ltd.	677,920	973,371
Godrej Consumer Products Ltd.(a)	105,198	1,253,437
Godrej Properties Ltd.(a)	32,882	656,154
Grasim Industries Ltd.	82,044	1,859,439
Havells India Ltd.	85,052	1,273,362
HCL Technologies Ltd.	319,221	4,896,346
HDFC Bank Ltd.	823,683	14,615,868
HDFC Life Insurance Co. Ltd.(c)	269,443	2,001,602
Hero MotoCorp Ltd.	34,865	1,293,819
Hindalco Industries Ltd.	405,205	2,236,631
Hindustan Aeronautics Ltd., NVS	32,409	709,263
Hindustan Unilever Ltd.	235,472	7,027,281
ICICI Bank Ltd.	1,598,271	17,583,860
ICICI Lombard General Insurance Co. Ltd.(c)	69,193	1,141,990
IDFC First Bank Ltd.(a)	986,907	980,741
Indian Hotels Co. Ltd. (The), Class A	238,669	1,099,252
Indian Oil Corp. Ltd.	518,760	558,828
Indian Railway Catering & Tourism Corp. Ltd.	74,239	593,389
Indraprastha Gas Ltd.	104,676	480,836
Info Edge India Ltd.	24,979	1,225,846
Infosys Ltd.	927,347	15,250,931
InterGlobe Aviation Ltd.(a)(c)	39,590	1,166,819
ITC Ltd.	929,499	4,784,634
Jio Financial Services Ltd., NVS(a)	860,644	2,263,799
JSW Steel Ltd.	258,915	2,290,900
Jubilant Foodworks Ltd.	118,201	711,226
Kotak Mahindra Bank Ltd.	306,781	6,413,204
Larsen & Toubro Infotech Ltd.(c)	30,540	1,858,077
Larsen & Toubro Ltd.	188,021	6,616,626
Lupin Ltd.	83,400	1,130,155
Mahindra & Mahindra Ltd.	247,707	4,341,133
Marico Ltd.	148,901	959,493
Maruti Suzuki India Ltd.	38,708	4,833,724
Max Healthcare Institute Ltd.	229,591	1,582,150
Nestle India Ltd.	8,554	2,490,831
NTPC Ltd.	1,093,986	3,099,428
Security	Shares	Value

India (continued)
Oil & Natural Gas Corp. Ltd.	940,384	$2,104,189
Page Industries Ltd.	1,783	810,168
PI Industries Ltd.	23,399	955,653
Pidilite Industries Ltd.	44,530	1,314,748
Power Finance Corp. Ltd.	378,337	1,120,442
Power Grid Corp. of India Ltd.	1,033,434	2,509,938
REC Ltd.	251,269	868,512
Reliance Industries Ltd.	860,644	23,665,797
Samvardhana Motherson International Ltd.	510,553	563,869
SBI Life Insurance Co. Ltd.(c)	132,381	2,174,257
Shree Cement Ltd.	2,990	921,555
Shriram Transport Finance Co. Ltd.	78,383	1,768,725
Siemens Ltd.	22,438	897,763
Sona Blw Precision Forgings Ltd.(c)	95,831	623,665
SRF Ltd.	43,279	1,141,211
State Bank of India	542,646	3,687,322
Sun Pharmaceutical Industries Ltd.	270,629	3,538,242
Supreme Industries Ltd.	14,076	731,906
Tata Consultancy Services Ltd.	258,909	10,481,565
Tata Consumer Products Ltd.	186,424	2,017,131
Tata Elxsi Ltd.	11,558	1,058,735
Tata Motors Ltd.	487,497	3,682,071
Tata Power Co. Ltd. (The)	430,153	1,237,599
Tata Steel Ltd.	2,124,458	3,031,574
Tech Mahindra Ltd.	188,881	2,574,094
Titan Co. Ltd.	103,037	3,950,001
Trent Ltd.	69,964	1,810,974
Tube Investments of India Ltd.	34,678	1,311,925
TVS Motor Co. Ltd.	131,376	2,510,513
UltraTech Cement Ltd.	29,065	2,941,493
UPL Ltd.	156,658	1,017,173
Varun Beverages Ltd.	139,780	1,525,676
Vedanta Ltd.	221,160	575,531
Wipro Ltd.	368,466	1,691,525
Yes Bank Ltd.(a)	4,325,549	829,016
Zomato Ltd.(a)	1,279,337	1,618,136
		279,678,679
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	765,585
Aneka Tambang Tbk	2,287,700	245,112
Astra International Tbk PT	6,945,500	2,526,631
Bank Central Asia Tbk PT	13,646,600	7,518,193
Bank Mandiri Persero Tbk PT	9,662,528	3,451,958
Bank Negara Indonesia Persero Tbk PT	6,228,576	1,879,701
Bank Rakyat Indonesia Persero Tbk PT	18,475,930	5,777,126
Barito Pacific Tbk PT	7,625,694	540,063
Charoen Pokphand Indonesia Tbk PT(a)	2,535,445	925,753
GoTo Gojek Tokopedia Tbk PT(a)	225,498,000	853,114
Indah Kiat Pulp & Paper Tbk PT	682,500	412,505
Indofood Sukses Makmur Tbk PT	2,709,200	1,134,216
Kalbe Farma Tbk PT	8,902,700	946,843
Merdeka Copper Gold Tbk PT(a)	4,712,932	661,016
Semen Indonesia Persero Tbk PT	1,602,002	615,574
Sumber Alfaria Trijaya Tbk PT	6,202,500	1,128,437
Telkom Indonesia Persero Tbk PT	12,158,500	2,665,334
Unilever Indonesia Tbk PT	2,390,800	544,834
United Tractors Tbk PT	762,906	1,207,305
		33,799,300
Ireland — 0.2%
AIB Group PLC	194,648	845,069
Bank of Ireland Group PLC	220,118	1,972,635

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
CRH PLC	235,853	$12,657,482
Flutter Entertainment PLC, Class DI(a)	46,585	7,316,510
Kerry Group PLC, Class A	56,697	4,379,493
Kingspan Group PLC	35,332	2,377,803
Smurfit Kappa Group PLC	91,793	2,992,078
		32,541,070
Israel — 0.2%
Azrieli Group Ltd.	10,219	440,001
Bank Hapoalim BM	363,470	2,599,881
Bank Leumi Le-Israel BM	380,251	2,449,165
Check Point Software Technologies Ltd.(a)(b)	26,388	3,542,589
CyberArk Software Ltd.(a)(b)	12,525	2,049,591
Elbit Systems Ltd.	9,213	1,713,630
Global-e Online Ltd.(a)	26,687	936,980
ICL Group Ltd.	282,739	1,375,207
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	297,531	1,307,748
Mizrahi Tefahot Bank Ltd.	67,220	2,080,567
Monday.com Ltd.(a)	6,219	808,408
Nice Ltd.(a)	18,036	2,764,842
Teva Pharmaceutical Industries Ltd., ADR(a)	316,728	2,717,526
Wix.com Ltd.(a)	16,486	1,317,231
		26,103,369
Italy — 0.6%
Amplifon SpA	32,389	915,425
Assicurazioni Generali SpA	285,801	5,677,049
DiaSorin SpA	7,108	637,036
Enel SpA	2,185,726	13,874,072
Eni SpA	666,025	10,887,954
Ferrari NV	36,169	10,948,497
FinecoBank Banca Fineco SpA	151,268	1,784,454
Infrastrutture Wireless Italiane SpA(c)	45,609	499,411
Intesa Sanpaolo SpA	4,387,868	11,433,867
Mediobanca Banca di Credito Finanziario SpA	229,402	2,740,309
Moncler SpA	42,539	2,209,355
Nexi SpA(a)(c)	143,593	834,392
Poste Italiane SpA(c)	103,000	1,019,724
Prysmian SpA	95,153	3,563,195
Recordati Industria Chimica e Farmaceutica SpA	45,327	2,096,571
Snam SpA	655,889	3,007,606
Stellantis NV	574,019	10,724,020
Telecom Italia SpA/Milano(a)(b)	3,175,713	821,121
Tenaris SA, NVS	157,569	2,496,110
Terna - Rete Elettrica Nazionale	530,902	4,065,134
UniCredit SpA	527,581	13,226,251
		103,461,553
Japan — 5.5%
Advantest Corp.	228,000	5,872,965
Aeon Co. Ltd.	175,400	3,690,349
AGC Inc.	58,300	1,983,312
Aisin Corp.	44,000	1,532,733
Ajinomoto Co. Inc.	128,800	4,704,120
ANA Holdings Inc.(a)	37,000	726,379
Asahi Group Holdings Ltd.	127,100	4,597,256
Asahi Intecc Co. Ltd.	69,100	1,161,061
Asahi Kasei Corp.	388,000	2,385,339
Astellas Pharma Inc.	509,700	6,447,639
Azbil Corp.	39,900	1,178,991
Bandai Namco Holdings Inc.	164,000	3,397,834
BayCurrent Consulting Inc.	42,000	1,054,483
Bridgestone Corp.	155,500	5,884,929
Security	Shares	Value

Japan (continued)
Brother Industries Ltd.	80,500	$1,255,820
Canon Inc.	270,000	6,382,982
Capcom Co. Ltd.	48,300	1,554,744
Central Japan Railway Co.	179,500	4,040,257
Chiba Bank Ltd. (The)	126,700	943,730
Chubu Electric Power Co. Inc.	180,700	2,183,605
Chugai Pharmaceutical Co. Ltd.	187,300	5,554,675
Concordia Financial Group Ltd.	301,100	1,399,031
CyberAgent Inc.	119,900	629,409
Dai Nippon Printing Co. Ltd.	67,200	1,753,064
Daifuku Co. Ltd.	90,000	1,487,060
Dai-ichi Life Holdings Inc.	268,200	5,665,729
Daiichi Sankyo Co. Ltd.	516,400	13,314,957
Daikin Industries Ltd.	74,000	10,669,237
Daito Trust Construction Co.Ltd.	17,400	1,866,435
Daiwa House Industry Co. Ltd.	126,400	3,476,715
Daiwa House REIT Investment Corp.	631	1,116,711
Daiwa Securities Group Inc.	407,000	2,346,953
Denso Corp.	467,200	6,898,830
Dentsu Group Inc.	66,500	1,931,557
Disco Corp.	27,000	4,768,173
East Japan Railway Co.	84,400	4,383,507
Eisai Co. Ltd.	70,300	3,724,376
ENEOS Holdings Inc.	869,980	3,223,638
FANUC Corp.	259,500	6,439,855
Fast Retailing Co. Ltd.	48,600	10,759,865
Fuji Electric Co. Ltd.	40,700	1,549,637
FUJIFILM Holdings Corp.	101,500	5,551,823
Fujitsu Ltd.	48,700	6,308,961
GLP J-Reit	1,180	1,056,875
GMO Payment Gateway Inc.	14,200	567,137
Hakuhodo DY Holdings Inc.	70,500	572,121
Hamamatsu Photonics KK	33,300	1,236,862
Hankyu Hanshin Holdings Inc.	70,300	2,211,891
Hikari Tsushin Inc.	6,500	937,773
Hirose Electric Co. Ltd.	9,200	1,042,351
Hitachi Construction Machinery Co. Ltd.	31,000	800,908
Hitachi Ltd.	257,200	16,303,028
Honda Motor Co. Ltd.	1,309,800	13,423,841
Hoshizaki Corp.	30,300	978,527
Hoya Corp.	99,500	9,578,725
Hulic Co. Ltd.	124,800	1,144,182
Ibiden Co. Ltd.	36,500	1,556,231
Idemitsu Kosan Co. Ltd.	65,400	1,484,913
Iida Group Holdings Co. Ltd.	36,200	562,084
Inpex Corp.	288,000	4,179,129
Isuzu Motors Ltd.	173,100	1,930,178
ITOCHU Corp.	319,000	11,490,707
Japan Airlines Co. Ltd.	42,000	772,119
Japan Exchange Group Inc.	140,100	2,770,449
Japan Metropolitan Fund Invest	2,328	1,502,367
Japan Post Bank Co. Ltd.	414,500	3,842,084
Japan Post Holdings Co. Ltd.	648,800	5,742,661
Japan Post Insurance Co.Ltd.	50,200	966,655
Japan Real Estate Investment Corp.	361	1,340,870
Japan Tobacco Inc.	318,700	7,418,972
JFE Holdings Inc.	138,600	1,931,095
JSR Corp.	63,100	1,688,931
Kajima Corp.	124,100	2,051,049
Kansai Electric Power Co. Inc. (The)	217,900	2,789,955
Kao Corp.	132,300	4,826,819
Kawasaki Kisen Kaisha Ltd.	35,900	1,231,009

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
KDDI Corp.	414,000	$12,384,696
Keio Corp.(b)	32,800	973,322
Keisei Electric Railway Co. Ltd.	43,200	1,627,328
Kenedix Office Investment Corp.	1,166	1,216,124
Keyence Corp.	54,300	21,020,532
Kikkoman Corp.	41,300	2,349,753
Kintetsu Group Holdings Co. Ltd.	55,300	1,555,962
Kirin Holdings Co. Ltd.	228,500	3,211,183
Kobayashi Pharmaceutical Co. Ltd.	14,900	615,120
Kobe Bussan Co. Ltd.	45,000	1,113,662
Koei Tecmo Holdings Co. Ltd.	32,800	428,291
Koito Manufacturing Co. Ltd.	62,800	940,916
Komatsu Ltd.	243,700	5,599,345
Konami Group Corp.	28,100	1,455,639
Kose Corp.	9,700	642,635
Kubota Corp.	292,600	3,935,248
Kurita Water Industries Ltd.	38,800	1,178,877
Kyocera Corp.	89,600	4,416,510
Kyowa Kirin Co. Ltd.	80,900	1,268,858
Lasertec Corp.	21,000	3,468,784
Lixil Corp.	77,400	848,696
M3 Inc.	125,600	1,934,389
Makita Corp.	62,900	1,625,766
Marubeni Corp.	429,100	6,274,204
MatsukiyoCocokara & Co.	90,300	1,584,023
Mazda Motor Corp.	157,900	1,526,260
McDonald’s Holdings Co. Japan Ltd.(b)	24,100	937,677
MEIJI Holdings Co. Ltd.	73,200	1,801,745
MINEBEA MITSUMI Inc.	113,400	1,778,032
MISUMI Group Inc.	92,400	1,398,812
Mitsubishi Chemical Group Corp.	338,400	1,914,872
Mitsubishi Corp.	320,900	14,958,929
Mitsubishi Electric Corp.	510,500	5,853,652
Mitsubishi Estate Co. Ltd.	297,300	3,805,535
Mitsubishi HC Capital Inc.	151,300	997,404
Mitsubishi Heavy Industries Ltd.	92,200	4,748,729
Mitsubishi UFJ Financial Group Inc.	3,192,900	26,785,708
Mitsui & Co. Ltd.	371,600	13,505,492
Mitsui Chemicals Inc.	45,000	1,134,201
Mitsui Fudosan Co. Ltd.	228,900	4,961,375
Mitsui OSK Lines Ltd.	103,500	2,672,090
Mizuho Financial Group Inc.	652,090	11,071,432
MonotaRO Co. Ltd.	88,700	708,889
MS&AD Insurance Group Holdings Inc.	124,600	4,565,408
Murata Manufacturing Co. Ltd.	467,700	8,011,410
NEC Corp.	73,100	3,519,809
Nexon Co. Ltd.	112,200	2,058,786
NGK Insulators Ltd.	79,500	971,351
Nidec Corp.	117,700	4,317,359
Nintendo Co. Ltd.	283,900	11,729,163
Nippon Building Fund Inc.	505	2,029,056
Nippon Express Holdings Inc.	16,900	868,582
Nippon Paint Holdings Co. Ltd.	274,100	1,842,803
Nippon Prologis REIT Inc.	382	679,721
Nippon Sanso Holdings Corp.	55,200	1,392,061
Nippon Steel Corp.	234,634	5,060,784
Nippon Telegraph & Telephone Corp.	8,107,500	9,540,701
Nippon Yusen KK.	135,000	3,303,078
Nissan Chemical Corp.	39,700	1,619,171
Nissan Motor Co. Ltd.	629,100	2,420,765
Nissin Foods Holdings Co. Ltd.	13,500	1,174,616
Nitori Holdings Co. Ltd.(b)	22,700	2,458,291
Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	38,300	$2,478,230
Nomura Holdings Inc.	877,700	3,390,912
Nomura Real Estate Holdings Inc.	26,300	614,265
Nomura Real Estate Master Fund Inc.	1,267	1,398,081
Nomura Research Institute Ltd.	121,600	3,191,992
NTT Data Corp.	194,600	2,399,399
Obayashi Corp.	190,500	1,631,786
Obic Co. Ltd.	20,600	3,045,015
Odakyu Electric Railway Co. Ltd.	91,200	1,298,353
Oji Holdings Corp.	194,000	829,715
Olympus Corp.	338,000	4,514,109
Omron Corp.	55,700	1,995,576
Ono Pharmaceutical Co. Ltd.	117,200	2,023,983
Open House Group Co. Ltd.	28,800	949,258
Oracle Corp. Japan.	13,500	957,686
Oriental Land Co. Ltd.	307,900	9,959,137
ORIX Corp.	348,300	6,334,301
Osaka Gas Co. Ltd.	119,600	2,255,390
Otsuka Corp.	30,800	1,234,914
Otsuka Holdings Co. Ltd.	109,900	3,697,689
Pan Pacific International Holdings Corp.	117,900	2,283,234
Panasonic Holdings Corp.	611,800	5,367,622
Persol Holdings Co. Ltd.	640,000	959,625
Rakuten Group Inc.	429,700	1,589,425
Recruit Holdings Co. Ltd.	400,600	11,486,282
Renesas Electronics Corp.(a)	360,900	4,740,645
Resona Holdings Inc.	600,400	3,208,129
Ricoh Co. Ltd.	195,100	1,581,306
Rohm Co. Ltd.	99,200	1,589,378
SBI Holdings Inc.	68,330	1,470,115
SCSK Corp.	53,300	909,845
Secom Co. Ltd.	56,800	3,945,033
Seiko Epson Corp.	85,400	1,185,623
Sekisui Chemical Co. Ltd.	129,800	1,777,854
Sekisui House Ltd.	161,800	3,168,488
Seven & i Holdings Co. Ltd.	204,100	7,477,959
SG Holdings Co. Ltd.	96,900	1,373,520
Sharp Corp.(a)	53,700	335,744
Shimadzu Corp.	75,900	1,794,753
Shimano Inc.	21,300	3,065,199
Shimizu Corp.	141,500	1,006,983
Shin-Etsu Chemical Co. Ltd.	511,600	15,298,562
Shionogi & Co. Ltd.	80,200	3,734,481
Shiseido Co. Ltd.	110,300	3,498,216
Shizuoka Financial Group Inc., NVS	130,100	1,106,338
SMC Corp.	15,800	7,295,855
SoftBank Corp.	785,400	8,880,406
SoftBank Group Corp.	285,700	11,700,574
Sompo Holdings Inc.	85,200	3,690,859
Sony Group Corp.	350,700	29,156,793
Square Enix Holdings Co. Ltd.	24,500	813,933
Subaru Corp.	165,300	2,861,391
SUMCO Corp.	102,000	1,318,059
Sumitomo Chemical Co. Ltd.	384,500	977,308
Sumitomo Corp.	294,500	5,789,180
Sumitomo Electric Industries Ltd.	208,000	2,183,631
Sumitomo Metal Mining Co. Ltd.	71,400	2,005,765
Sumitomo Mitsui Financial Group Inc.	359,100	17,311,484
Sumitomo Mitsui Trust Holdings Inc.	92,408	3,465,003
Sumitomo Realty & Development Co. Ltd.	80,300	2,015,043
Suntory Beverage & Food Ltd.	41,700	1,254,880
Suzuki Motor Corp.	102,300	3,970,468

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sysmex Corp.	49,700	$2,380,769
T&D Holdings Inc.	151,600	2,704,425
Taisei Corp.	53,000	1,797,373
Takeda Pharmaceutical Co. Ltd.	420,434	11,412,566
TDK Corp.	105,500	3,947,305
Terumo Corp.	185,000	5,061,264
TIS Inc.	63,100	1,351,276
Tobu Railway Co. Ltd.	63,900	1,538,037
Toho Co. Ltd.	35,500	1,212,789
Tokio Marine Holdings Inc.	502,700	11,246,514
Tokyo Electric Power Co. Holdings Inc.(a)	445,000	1,883,124
Tokyo Electron Ltd.	132,000	17,442,170
Tokyo Gas Co. Ltd.	112,000	2,515,202
Tokyu Corp.	156,000	1,761,089
Toppan Inc.	73,200	1,688,275
Toray Industries Inc.	409,200	1,979,644
Tosoh Corp.	64,600	790,976
TOTO Ltd.	37,700	909,007
Toyota Industries Corp.	38,900	2,883,062
Toyota Motor Corp.	2,982,200	52,169,829
Toyota Tsusho Corp.	56,400	3,002,527
Trend Micro Inc.	39,500	1,488,542
Unicharm Corp.	114,600	3,893,979
USS Co. Ltd.	66,100	1,155,355
Welcia Holdings Co. Ltd.	33,600	556,947
West Japan Railway Co.	62,100	2,366,913
Yakult Honsha Co. Ltd.	75,600	1,781,509
Yamaha Corp.	40,500	1,081,752
Yamaha Motor Co. Ltd.	91,300	2,231,084
Yamato Holdings Co. Ltd.	77,700	1,294,172
Yaskawa Electric Corp.(b)	67,000	2,193,119
Yokogawa Electric Corp.	75,900	1,377,981
Z Holdings Corp.	761,100	1,940,414
Zensho Holdings Co. Ltd.	24,800	1,303,533
ZOZO Inc.	39,200	745,378
		921,457,519
Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	71,803	8

Kuwait — 0.1%
Agility Public Warehousing Co. KSC(a)	573,590	976,630
Boubyan Bank KSCP	1,053,360	1,996,135
Kuwait Finance House KSCP	1,812,461	4,009,847
Mabanee Co. KPSC	379,518	1,012,747
Mobile Telecommunications Co. KSCP	1,318,808	2,051,630
National Bank of Kuwait SAKP	1,718,073	4,870,311
		14,917,300
Malaysia — 0.2%
Axiata Group Bhd	352,300	161,191
CIMB Group Holdings Bhd	1,770,600	2,121,350
Dialog Group Bhd	1,725,000	778,304
DiGi.Com Bhd(b)	1,776,700	1,577,383
Genting Bhd	1,208,500	1,022,612
Genting Malaysia Bhd	423,900	215,408
Hong Leong Bank Bhd	276,500	1,125,853
Hong Leong Financial Group Bhd	411,600	1,516,989
IHH Healthcare Bhd	1,339,600	1,686,280
Kuala Lumpur Kepong Bhd	81,700	377,139
Malayan Banking Bhd	1,023,000	1,937,108
Malaysia Airports Holdings Bhd(b)	498,300	773,116
Maxis Bhd(b)	1,213,000	1,008,596
MISC Bhd	384,100	584,474
Security	Shares	Value

Malaysia (continued)
MR DIY Group M Bhd(c)	449,000	$139,497
Petronas Chemicals Group Bhd	680,100	1,048,718
Petronas Gas Bhd	465,500	1,680,470
PPB Group Bhd	174,100	554,694
Press Metal Aluminium Holdings Bhd	1,483,600	1,533,562
Public Bank Bhd.	3,739,150	3,265,780
Sime Darby Plantation Bhd	350,200	319,253
Telekom Malaysia Bhd	423,200	450,507
Tenaga Nasional Bhd	672,400	1,397,158
		25,275,442
Mexico — 0.3%
America Movil SAB de CV	5,739,600	4,740,288
Arca Continental SAB de CV	94,200	844,712
Banco del Bajio SA(c)	190,200	582,131
Cemex SAB de CV, NVS(a)	4,392,854	2,638,783
Coca-Cola Femsa SAB de CV	124,900	947,644
Fibra Uno Administracion SA de CV	674,500	1,023,965
Fomento Economico Mexicano SAB de CV	593,400	6,716,357
Gruma SAB de CV, Class B	44,475	773,928
Grupo Aeroportuario del Pacifico SAB de CV, Class B	101,900	1,188,673
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	979,187
Grupo Bimbo SAB de CV, Series A	369,400	1,503,498
Grupo Carso SAB de CV, Series A1	196,200	1,251,048
Grupo Financiero Banorte SAB de CV, Class O	772,500	6,269,466
Grupo Financiero Inbursa SAB de CV, Class O(a)	615,700	1,269,717
Grupo Mexico SAB de CV, Series B	1,028,128	4,193,147
Grupo Televisa SAB, CPO	814,600	373,661
Industrias Penoles SAB de CV(a)(b)	45,395	506,775
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	562,596
Orbia Advance Corp. SAB de CV	623,823	1,010,698
Wal-Mart de Mexico SAB de CV	1,494,100	5,347,733
		42,724,007
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	125,802	1,694,377
Adyen NV(a)(c)	6,035	4,070,522
Aegon NV	553,189	2,690,306
AerCap Holdings NV(a)	49,469	3,073,014
Akzo Nobel NV	51,716	3,469,352
ASM International NV	13,345	5,507,216
ASML Holding NV	113,690	68,341,385
ASR Nederland NV	41,413	1,545,470
BE Semiconductor Industries NV	20,711	2,139,440
Davide Campari-Milano NV	202,275	2,235,900
EXOR NV, NVS(b)	28,595	2,454,285
Ferrovial SE	160,204	4,821,506
Heineken Holding NV	38,158	2,903,194
Heineken NV	82,150	7,380,640
IMCD NV	15,415	1,855,898
ING Groep NV	1,017,993	13,051,205
Koninklijke Ahold Delhaize NV	277,002	8,202,524
Koninklijke KPN NV	835,773	2,809,182
Koninklijke Philips NV(a)	263,335	5,009,283
NEPI Rockcastle NV	94,255	509,066
NN Group NV	72,525	2,326,050
OCI NV	26,393	614,977
Prosus NV(a)	434,121	12,140,450
QIAGEN NV(a)	63,662	2,372,562
Randstad NV	25,597	1,325,534
Universal Music Group NV	232,127	5,684,518

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	73,989	$9,493,231
		177,721,087
New Zealand — 0.1%
Auckland International Airport Ltd.	521,759	2,231,189
EBOS Group Ltd.	34,390	702,045
Fisher & Paykel Healthcare Corp. Ltd.	181,162	2,196,391
Meridian Energy Ltd.	278,970	785,680
Spark New Zealand Ltd.	749,019	2,174,491
		8,089,796
Norway — 0.2%
Adevinta ASA(a)	70,019	615,435
Aker BP ASA	98,215	2,830,714
DNB Bank ASA	267,501	4,826,212
Equinor ASA	250,924	8,411,774
Gjensidige Forsikring ASA	33,914	508,600
Kongsberg Gruppen ASA	26,510	1,082,925
Mowi ASA	107,419	1,745,522
Norsk Hydro ASA	410,765	2,342,472
Orkla ASA.	247,986	1,709,242
Salmar ASA	18,052	855,934
Telenor ASA	197,875	2,022,756
Yara International ASA	53,659	1,755,826
		28,707,412
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	85,396	691,708
Credicorp Ltd.	19,375	2,421,100
Southern Copper Corp.	22,859	1,620,703
		4,733,511
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	892,620	720,640
Ayala Corp.	51,850	554,368
Ayala Land Inc.	2,625,600	1,291,930
Bank of the Philippine Islands	819,068	1,450,764
BDO Unibank Inc.	1,181,676	2,659,920
JG Summit Holdings Inc.	576,359	373,849
Jollibee Foods Corp.	271,050	979,790
Metropolitan Bank & Trust Co.	549,610	506,602
PLDT Inc.	16,515	352,893
SM Investments Corp.	70,920	1,002,333
SM Prime Holdings Inc.	4,363,525	2,307,116
		12,200,205
Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	875,829
Bank Polska Kasa Opieki SA	63,764	1,937,608
CD Projekt SA	16,970	423,685
Cyfrowy Polsat SA(a)	219,215	683,500
Dino Polska SA(a)(c)	14,477	1,371,772
KGHM Polska Miedz SA	56,799	1,515,697
LPP SA	303	976,102
Polski Koncern Naftowy ORLEN SA	155,150	2,453,529
Powszechna Kasa Oszczednosci Bank Polski SA(a)	303,272	3,141,523
Powszechny Zaklad Ubezpieczen SA	170,708	1,931,711
		15,310,956
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	—
EDP - Energias de Portugal SA	899,839	3,781,571
Galp Energia SGPS SA	131,096	1,973,619
Jeronimo Martins SGPS SA	87,858	2,025,555
		7,780,745
Security	Shares	Value

Qatar — 0.1%
Commercial Bank PSQC (The)	900,003	$1,265,302
Industries Qatar QSC	423,320	1,420,089
Masraf Al Rayan QSC	3,587,719	2,066,375
Mesaieed Petrochemical Holding Co.	1,233,545	538,835
Ooredoo QPSC	643,581	1,745,705
Qatar Islamic Bank SAQ	490,464	2,340,603
Qatar National Bank QPSC	1,243,763	5,079,299
		14,456,208
Russia — 0.0%
Alrosa PJSC(d)	472,000	51
Gazprom PJSC(a)(d)	3,457,370	371
Inter RAO UES PJSC(d)	11,798,500	1,268
LUKOIL PJSC(d)	127,513	14
Magnit PJSC(d)	16,753	2
MMC Norilsk Nickel PJSC(a)(d)	19,665	2
Mobile TeleSystems PJSC(d)	482,206	52
Moscow Exchange MICEX-RTS PJSC(d)	490,370	53
Novatek PJSC(d)	290,740	31
Novolipetsk Steel PJSC(a)(d)	316,690	34
PhosAgro PJSC(a)(d)	26,470	3
PhosAgro PJSC, New(d)	511	5
Polyus PJSC(a)(d)	9,781	1
Rosneft Oil Co. PJSC(d)	352,530	38
Sberbank of Russia PJSC(d)	2,557,600	275
Severstal PAO(a)(d)	47,814	5
Surgutneftegas PJSC(d)	2,443,710	263
Tatneft PJSC(d)	397,511	43
TCS Group Holding PLC, GDR(a)(d)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	2
Yandex NV(a)(d)	90,278	10
		2,527
Saudi Arabia — 0.4%
ACWA Power Co.	24,108	1,459,555
Al Rajhi Bank	548,061	9,810,602
Alinma Bank	387,008	3,396,624
Almarai Co. JSC	121,346	1,808,093
Arab National Bank	165,045	1,045,279
Bank AlBilad	126,339	1,254,301
Bank Al-Jazira(a)	333,461	1,455,092
Banque Saudi Fransi	250,858	2,397,180
Bupa Arabia for Cooperative Insurance Co.	21,161	1,201,432
Dar Al Arkan Real Estate Development Co.(a)	168,874	679,709
Dr Sulaiman Al Habib Medical Services Group Co.	24,324	1,633,807
Elm Co.	5,958	1,113,591
Etihad Etisalat Co.	113,443	1,393,998
Rabigh Refining & Petrochemical Co.(a)	120,124	323,011
Reinet Investments SCA	31,273	649,807
Riyad Bank	504,046	3,567,124
SABIC Agri-Nutrients Co.	76,534	2,732,497
Sahara International Petrochemical Co.	107,561	926,467
Saudi Arabian Mining Co.(a)	408,537	3,914,273
Saudi Arabian Oil Co.(c)	748,022	6,645,691
Saudi Awwal Bank	271,338	2,422,806
Saudi Basic Industries Corp.	253,048	5,199,946
Saudi Electricity Co.	486,332	2,308,978
Saudi Industrial Investment Group	77,468	495,505
Saudi Investment Bank (The)	100,067	392,247
Saudi Kayan Petrochemical Co.(a)	195,819	552,630
Saudi National Bank (The)	894,037	7,999,973
Saudi Research & Media Group(a)	7,436	279,396
Saudi Tadawul Group Holding Co.	13,276	588,887

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Telecom Co.	511,534	$5,240,210
Savola Group (The)	66,245	642,744
Yanbu National Petrochemical Co.	64,223	649,106
		74,180,561
Singapore — 0.3%
CapitaLand Ascendas REIT	1,475,479	2,803,475
CapitaLand Integrated Commercial Trust	2,159,632	2,775,601
Capitaland Investment Ltd/Singapore(b)	960,300	2,061,939
City Developments Ltd.(b)	111,500	514,663
DBS Group Holdings Ltd.	492,100	11,821,873
Genting Singapore Ltd.	2,738,700	1,720,601
Grab Holdings Ltd., Class A(a)	471,876	1,448,659
Jardine Cycle & Carriage Ltd.	30,000	617,993
Keppel Corp. Ltd.	536,500	2,435,358
Keppel REIT	107,300	62,305
Mapletree Logistics Trust	686,945	737,675
Mapletree Pan Asia Commercial Trust(b)	546,400	531,049
Oversea-Chinese Banking Corp. Ltd.(b)	874,400	8,106,660
Sea Ltd., ADR(a)(b)	99,036	4,129,801
Seatrium Ltd.(a)(b)	11,788,430	965,461
Sembcorp Industries Ltd.	286,500	961,181
Singapore Airlines Ltd.	347,000	1,549,445
Singapore Exchange Ltd.(b)	64,300	445,191
Singapore Technologies Engineering Ltd.	451,100	1,238,385
Singapore Telecommunications Ltd.	1,953,200	3,394,024
United Overseas Bank Ltd.	342,600	6,757,678
UOL Group Ltd.	86,200	371,249
Wilmar International Ltd.	425,000	1,104,908
		56,555,174
South Africa — 0.3%
Absa Group Ltd.	185,233	1,690,183
Anglo American Platinum Ltd.	15,298	511,130
Aspen Pharmacare Holdings Ltd.	105,329	956,735
Bid Corp. Ltd.	134,379	2,850,818
Bidvest Group Ltd. (The)	85,142	1,205,168
Capitec Bank Holdings Ltd.	25,700	2,283,564
Clicks Group Ltd.	54,661	805,478
Discovery Ltd.	94,243	650,182
Exxaro Resources Ltd.	51,288	514,773
FirstRand Ltd.	1,280,307	4,220,781
Gold Fields Ltd.	270,267	3,565,346
Growthpoint Properties Ltd.	1,875,787	975,258
Harmony Gold Mining Co. Ltd.	138,760	636,196
Impala Platinum Holdings Ltd.	238,897	995,147
Kumba Iron Ore Ltd.	15,618	413,815
MTN Group Ltd.	504,857	2,464,488
Naspers Ltd., Class N	56,150	8,765,064
Nedbank Group Ltd.	163,427	1,758,742
Northam Platinum Holdings Ltd.	113,902	687,476
Old Mutual Ltd.	1,545,956	982,942
Remgro Ltd.	71,193	550,368
Sanlam Ltd.	829,103	2,908,033
Sasol Ltd.	169,424	2,141,474
Shoprite Holdings Ltd.	121,530	1,557,345
Sibanye Stillwater Ltd.	659,667	841,439
Standard Bank Group Ltd.	371,132	3,641,923
Vodacom Group Ltd.	119,982	653,166
Woolworths Holdings Ltd.	407,544	1,517,343
		50,744,377
South Korea — 1.2%
Amorepacific Corp.	10,769	1,010,844
Security	Shares	Value

South Korea (continued)
BGF retail Co. Ltd.	4,415	$451,485
Celltrion Healthcare Co. Ltd.	30,864	1,526,705
Celltrion Inc.(b)	29,267	3,250,197
CJ CheilJedang Corp.	4,008	839,662
CosmoAM&T Co. Ltd.(a)	6,403	666,632
Coway Co. Ltd.	19,043	609,391
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	13,989	244,643
DB Insurance Co. Ltd.	8,850	575,771
Doosan Enerbility Co. Ltd.(a)(b)	121,144	1,207,076
Ecopro BM Co. Ltd.(b)	13,861	2,027,827
Ecopro Co. Ltd.(b)	5,587	2,581,608
Hana Financial Group Inc.	96,068	2,793,346
Hankook Tire & Technology Co. Ltd.	32,991	936,005
Hanmi Pharm Co. Ltd.	2,975	622,032
Hanwha Aerospace Co. Ltd.	10,254	770,906
Hanwha Solutions Corp.(a)	30,281	644,992
HD Hyundai Co. Ltd.	25,617	1,091,089
HD Hyundai Heavy Industries Co. Ltd.(a)	5,552	420,958
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	14,648	982,632
HLB Inc.(a)(b)	39,795	857,416
HMM Co. Ltd.	78,465	849,877
Hotel Shilla Co. Ltd.(b)	7,699	356,239
HYBE Co. Ltd.(a)	4,860	791,517
Hyundai Engineering & Construction Co. Ltd.	16,025	397,432
Hyundai Glovis Co. Ltd.	7,866	998,281
Hyundai Mipo Dockyard Co. Ltd.(a)(b)	6,661	343,257
Hyundai Mobis Co. Ltd.	18,814	2,913,626
Hyundai Motor Co.	46,404	5,846,167
Hyundai Steel Co.	38,345	932,489
Iljin Materials Co. Ltd.	6,529	187,041
JYP Entertainment Corp.	7,603	578,738
Kakao Corp.(b)	94,110	2,652,566
Kakao Games Corp.(a)	10,163	176,396
KakaoBank Corp.	44,721	605,221
Kangwon Land Inc.	26,358	287,001
KB Financial Group Inc.	104,175	3,970,967
Kia Corp.	73,145	4,178,878
Korea Aerospace Industries Ltd.	29,765	979,408
Korea Electric Power Corp.(a)	76,646	959,372
Korea Zinc Co. Ltd.	3,688	1,281,648
Korean Air Lines Co. Ltd.	37,349	568,271
Krafton Inc.(a)	7,834	953,649
KT Corp.	8,741	211,464
KT&G Corp.	34,020	2,146,093
Kumho Petrochemical Co. Ltd.	5,329	500,854
L&F Co. Ltd.(b)	7,356	715,539
LG Chem Ltd.	15,268	5,003,966
LG Corp.	28,831	1,650,258
LG Display Co. Ltd.(a)	86,203	780,026
LG Electronics Inc.	32,614	2,419,404
LG Energy Solution(a)(b)	13,298	3,812,120
LG H&H Co. Ltd.	3,048	714,586
LG Innotek Co. Ltd.	4,287	711,524
LG Uplus Corp.	32,904	246,606
Lotte Chemical Corp.	7,368	800,142
Meritz Financial Group Inc.(b)	27,202	1,012,394
Mirae Asset Securities Co. Ltd.	246,522	1,207,637
NAVER Corp.	36,381	5,086,178
NCSoft Corp.	4,750	820,642
Netmarble Corp.(a)(b)(c)	7,710	221,347

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Orion Corp.	11,572	$1,024,181
Pearl Abyss Corp.(a)	9,872	361,667
POSCO Future M Co. Ltd.(b)	8,747	1,541,423
POSCO Holdings Inc.	19,772	6,052,707
Posco International Corp.	14,508	541,150
Samsung Biologics Co. Ltd.(a)(c)	5,477	2,879,296
Samsung C&T Corp.	27,680	2,188,538
Samsung Electro-Mechanics Co. Ltd.	13,906	1,285,763
Samsung Electronics Co. Ltd.	1,333,580	66,378,782
Samsung Engineering Co. Ltd.(a)	41,262	727,227
Samsung Fire & Marine Insurance Co. Ltd.	11,524	2,203,647
Samsung Heavy Industries Co. Ltd.(a)	224,945	1,140,354
Samsung Life Insurance Co. Ltd.	16,551	886,129
Samsung SDI Co. Ltd.	15,948	5,049,689
Samsung SDS Co. Ltd.	7,375	755,974
Samsung Securities Co. Ltd.	4,442	116,364
Shinhan Financial Group Co. Ltd.	108,096	2,778,523
SK Biopharmaceuticals Co. Ltd.(a)	12,849	719,062
SK Bioscience Co. Ltd.(a)	6,817	306,815
SK Hynix Inc.	152,135	13,211,723
SK IE Technology Co. Ltd.(a)(b)(c)	6,469	285,250
SK Inc.	9,944	1,048,404
SK Innovation Co. Ltd.(a)	17,179	1,565,085
SK Square Co. Ltd.(a)	21,510	679,671
SKC Co. Ltd.(b)	6,573	384,400
S-Oil Corp.	11,194	552,453
Woori Financial Group Inc.	171,878	1,518,156
Yuhan Corp.	13,245	564,610
		199,727,081
Spain — 0.6%
Acciona SA	5,239	660,500
ACS Actividades de Construccion y Servicios SA	71,792	2,596,283
Aena SME SA(c)	17,513	2,541,148
Amadeus IT Group SA	124,955	7,131,533
Banco Bilbao Vizcaya Argentaria SA	1,721,448	13,543,027
Banco Santander SA	4,546,150	16,720,437
CaixaBank SA	1,170,341	4,758,068
Cellnex Telecom SA(c)	151,473	4,452,714
EDP Renovaveis SA	80,709	1,298,361
Enagas SA	14,013	234,419
Endesa SA	91,089	1,713,809
Grifols SA(a)	92,834	1,041,719
Iberdrola SA	1,695,811	18,860,840
Industria de Diseno Textil SA	295,740	10,208,344
Naturgy Energy Group SA	47,992	1,357,918
Redeia Corp. SA	116,669	1,819,443
Repsol SA	365,197	5,347,268
Telefonica SA	1,400,732	5,410,518
		99,696,349
Sweden — 0.7%
Alfa Laval AB	85,253	2,762,773
Assa Abloy AB, Class B	282,832	6,028,585
Atlas Copco AB, Class A	796,128	10,309,076
Atlas Copco AB, Class B	392,275	4,406,520
Beijer Ref AB, Class B	128,525	1,221,802
Boliden AB	83,974	2,152,517
Epiroc AB, Class A	288,077	4,745,987
EQT AB	93,279	1,704,189
Essity AB, Class B	166,717	3,801,457
Evolution AB(c)	52,470	4,675,361
Fastighets AB Balder, Class B(a)(b)	146,923	624,247
Security	Shares	Value

Sweden (continued)
Getinge AB, Class B	64,729	$1,165,325
H & M Hennes & Mauritz AB, Class B	183,697	2,467,908
Hexagon AB, Class B	604,733	4,928,350
Holmen AB, Class B	25,520	963,121
Husqvarna AB, Class B	103,301	669,366
Industrivarden AB, Class A	17,239	446,066
Industrivarden AB, Class C	58,484	1,508,261
Indutrade AB	76,121	1,349,120
Investment AB Latour, Class B	39,962	692,075
Investor AB, Class B	506,521	9,298,255
L E Lundbergforetagen AB, Class B	17,727	723,970
Lifco AB, Class B	90,166	1,649,853
Nibe Industrier AB, Class B	435,356	2,507,373
Nordea Bank Abp	865,664	9,117,360
Saab AB, Class B	23,908	1,228,187
Sagax AB, Class B	47,127	853,136
Sandvik AB	302,360	5,150,101
Securitas AB, Class B	122,768	983,422
Skandinaviska Enskilda Banken AB, Class A	441,613	4,928,185
Skanska AB, Class B	88,627	1,330,639
SKF AB, Class B	105,038	1,702,924
Svenska Cellulosa AB SCA, Class B	193,931	2,661,015
Svenska Handelsbanken AB, Class A	396,662	3,381,817
Swedbank AB, Class A	245,926	4,038,919
Swedish Orphan Biovitrum AB(a)(b)	51,037	1,049,944
Tele2 AB, Class B	129,607	920,422
Telefonaktiebolaget LM Ericsson, Class B	815,423	3,652,874
Telia Co. AB	728,016	1,543,354
Volvo AB, Class B	439,100	8,700,850
Volvo Car AB, Class B(a)	166,154	573,081
		122,617,787
Switzerland — 2.5%
ABB Ltd., Registered	457,379	15,366,886
Adecco Group AG, Registered	47,757	1,807,294
Alcon Inc.	138,924	9,943,642
Bachem Holding AG, Class B	8,832	641,584
Baloise Holding AG, Registered	11,869	1,704,220
Banque Cantonale Vaudoise, Registered	9,248	1,045,341
Barry Callebaut AG, Registered	707	1,071,952
BKW AG	5,757	967,797
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	424	4,694,192
Chocoladefabriken Lindt & Spruengli AG, Registered	30	3,264,992
Cie. Financiere Richemont SA, Class A, Registered	144,928	17,097,947
Clariant AG, Registered	65,002	923,543
Coca-Cola HBC AG, Class DI	68,598	1,780,918
DSM-Firmenich AG	51,283	4,649,102
Dufry AG, Registered(a)	24,763	868,048
EMS-Chemie Holding AG, Registered	1,756	1,201,209
Geberit AG, Registered	10,392	4,838,657
Givaudan SA, Registered	2,572	8,560,955
Helvetia Holding AG, Registered	9,545	1,283,170
Holcim AG	145,574	9,000,514
Julius Baer Group Ltd.	66,623	3,948,192
Kuehne + Nagel International AG, Registered	15,846	4,273,090
Logitech International SA, Registered	47,968	3,775,625
Lonza Group AG, Registered	21,485	7,524,131
Nestle SA, Registered	745,945	80,441,758
Novartis AG, Registered	576,061	53,930,576
Partners Group Holding AG	6,447	6,826,493

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Roche Holding AG, Bearer	8,717	$2,375,479
Roche Holding AG, NVS	196,474	50,633,229
Sandoz Group AG(a)	115,212	2,995,398
Schindler Holding AG, Participation Certificates, NVS	10,366	2,097,278
Schindler Holding AG, Registered	9,623	1,875,916
SGS SA	41,781	3,412,280
Siemens Energy AG(a)(b)	147,490	1,311,323
SIG Group AG.	82,155	1,811,245
Sika AG, Registered	42,000	10,050,994
Sonova Holding AG, Registered	14,825	3,513,721
STMicroelectronics NV	189,539	7,225,244
Straumann Holding AG	30,615	3,618,205
Swatch Group AG (The), Bearer	10,708	2,740,991
Swiss Life Holding AG, Registered	8,498	5,458,101
Swiss Prime Site AG, Registered	28,681	2,665,839
Swiss Re AG	83,004	9,069,248
Swisscom AG, Registered	7,388	4,426,807
Temenos AG, Registered	19,022	1,370,451
UBS Group AG, Registered	920,529	21,629,144
VAT Group AG(c)	8,006	2,839,084
Zurich Insurance Group AG	41,488	19,706,490
		412,258,295
Taiwan — 1.6%
Accton Technology Corp.	166,000	2,572,047
Acer Inc.	808,000	853,964
Advantech Co. Ltd.	131,312	1,348,539
Airtac International Group	48,393	1,591,045
ASE Technology Holding Co. Ltd.	992,873	3,476,028
Asia Cement Corp.	754,000	931,096
Asustek Computer Inc.	206,000	2,159,936
AUO Corp.	1,884,400	912,134
Catcher Technology Co. Ltd.	155,000	869,533
Cathay Financial Holding Co. Ltd.	2,800,264	3,800,096
Chailease Holding Co. Ltd.	456,272	2,475,070
Chang Hwa Commercial Bank Ltd.	1,017,017	538,793
China Airlines Ltd.	815,000	488,556
China Development Financial Holding Corp.(a)	4,621,000	1,615,310
China Steel Corp.	3,021,305	2,254,056
Chunghwa Telecom Co. Ltd.	1,030,140	3,684,338
CTBC Financial Holding Co. Ltd.	4,992,142	3,759,597
Delta Electronics Inc.	561,000	5,055,668
E Ink Holdings Inc.	265,000	1,378,827
E.Sun Financial Holding Co. Ltd.	4,761,240	3,508,267
Eclat Textile Co. Ltd.	65,000	1,034,555
eMemory Technology Inc.	21,000	1,315,680
Eva Airways Corp.	729,000	618,202
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,004,989
Far EasTone Telecommunications Co. Ltd.	445,000	1,042,378
Feng TAY Enterprise Co. Ltd.	152,096	839,847
First Financial Holding Co. Ltd.	3,013,942	2,411,593
Formosa Chemicals & Fibre Corp.	1,042,000	1,960,497
Formosa Plastics Corp.	1,175,160	2,794,732
Fubon Financial Holding Co. Ltd.	2,457,439	4,569,839
Giant Manufacturing Co. Ltd.	101,553	513,510
Gigabyte Technology Co. Ltd.	134,000	910,388
Global Unichip Corp.	24,000	1,072,633
Globalwafers Co. Ltd.	71,000	1,043,693
Hon Hai Precision Industry Co. Ltd.	3,678,000	10,977,777
Hotai Motor Co. Ltd.	102,000	1,903,231
Hua Nan Financial Holdings Co. Ltd.	2,448,398	1,535,449
Innolux Corp.	2,554,317	962,893
Security	Shares	Value

Taiwan (continued)
Inventec Corp.	706,000	$884,451
Largan Precision Co. Ltd.	32,000	2,049,498
Lite-On Technology Corp.	658,000	2,048,690
MediaTek Inc.	430,000	11,222,721
Mega Financial Holding Co. Ltd.	2,873,801	3,261,001
Micro-Star International Co. Ltd.	269,000	1,377,100
momo.com Inc	32,560	536,798
Nan Ya Plastics Corp.	1,339,830	2,563,526
Nan Ya Printed Circuit Board Corp.	86,000	631,248
Nanya Technology Corp.	331,000	663,582
Novatek Microelectronics Corp.	175,000	2,464,537
Parade Technologies Ltd.	25,000	819,672
Pegatron Corp.	450,000	1,050,130
PharmaEssentia Corp.(a)	74,000	735,779
Powerchip Semiconductor Manufacturing Corp.	873,000	718,147
President Chain Store Corp.	175,000	1,392,011
Quanta Computer Inc.	759,000	4,481,368
Realtek Semiconductor Corp.	153,000	1,906,818
Ruentex Development Co. Ltd.	588,600	590,293
Shanghai Commercial & Savings Bank Ltd. (The)	1,094,851	1,450,668
Silergy Corp.	100,000	893,784
SinoPac Financial Holdings Co. Ltd.	3,068,887	1,692,539
Taishin Financial Holding Co.Ltd.	2,745,063	1,464,125
Taiwan Cement Corp.	1,717,227	1,711,073
Taiwan Cooperative Financial Holding Co. Ltd.	3,341,968	2,595,262
Taiwan High Speed Rail Corp.	545,000	494,828
Taiwan Mobile Co. Ltd.	532,000	1,572,201
Taiwan Semiconductor Manufacturing Co. Ltd.	6,874,000	112,269,646
Unimicron Technology Corp.	388,000	1,730,446
Uni-President Enterprises Corp.	1,493,600	3,133,495
United Microelectronics Corp.	3,260,000	4,688,252
Vanguard International Semiconductor Corp.	314,000	681,920
Voltronic Power Technology Corp.	24,000	962,494
Walsin Lihwa Corp.	849,869	904,501
Wan Hai Lines Ltd.	234,600	335,305
Winbond Electronics Corp.	1,015,000	786,545
Wistron Corp.	789,000	2,200,126
Wiwynn Corp.	33,000	1,563,643
Yageo Corp.	105,858	1,725,860
Yang Ming Marine Transport Corp.	525,000	684,274
Yuanta Financial Holding Co. Ltd.	3,692,037	2,773,890
Zhen Ding Technology Holding Ltd.	198,000	598,641
		266,095,674
Thailand — 0.2%
Advanced Info Service PCL, NVDR.	346,300	2,121,056
Airports of Thailand PCL, NVDR(a)(b)	1,297,500	2,408,960
B Grimm Power PCL, NVDR	603,000	370,937
Bangkok Dusit Medical Services PCL, NVDR	4,220,400	3,111,127
Bangkok Expressway & Metro PCL, NVDR	3,385,500	743,723
BTS Group Holdings PCL, NVDR(b)	2,813,400	583,342
Central Pattana PCL, NVDR(b)	563,500	980,289
Charoen Pokphand Foods PCL, NVDR(b)	2,556,000	1,329,595
CP ALL PCL, NVDR	1,829,600	2,811,857
CP Axtra PCL(b)	231,800	182,251
Delta Electronics Thailand PCL, NVDR	1,008,200	2,216,273
Electricity Generating PCL, NVDR	277,300	941,312
Energy Absolute PCL, NVDR	645,900	754,970
Global Power Synergy PCL, NVDR.	442,800	480,696
Gulf Energy Development PCL, NVDR	1,270,856	1,529,522
Indorama Ventures PCL, NVDR(b)	873,033	575,225
Intouch Holdings PCL, NVDR	734,500	1,450,835
Muangthai Capital PCL, NVDR	306,500	311,272

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Osotspa PCL, NVDR	298,600	$195,263
PTT Exploration & Production PCL, NVDR	472,500	2,157,826
PTT Global Chemical PCL, NVDR(b)	627,600	602,763
PTT Public Company Ltd., NVDR	2,715,300	2,513,265
Ratch Group PCL, NVDR	1,111,600	997,313
Siam Cement PCL (The), NVDR(b)	205,100	1,642,971
True Corp. PCL	2,450,790	413,319
		31,425,962
Turkey — 0.1%
Akbank TAS	1,082,756	1,126,371
Aselsan Elektronik Sanayi Ve Ticaret AS	535,777	782,119
BIM Birlesik Magazalar AS	210,410	2,020,940
Eregli Demir ve Celik Fabrikalari TAS(a)	518,327	693,894
Hektas Ticaret TAS(a)	370,393	287,398
KOC Holding AS	157,614	762,392
Koza Altin Isletmeleri AS	482,146	373,877
Sasa Polyester Sanayi AS(a)	287,580	434,225
Turk Hava Yollari AO(a)	178,861	1,372,441
Turkcell Iletisim Hizmetleri AS(a)	381,536	646,688
Turkiye Is Bankasi AS, Class C	826,360	614,245
Turkiye Petrol Rafinerileri AS	316,186	1,586,316
Turkiye Sise ve Cam Fabrikalari AS	570,414	955,715
Yapi ve Kredi Bankasi AS	768,057	468,755
		12,125,376
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,496,880	3,272,515
Abu Dhabi Islamic Bank PJSC	324,383	909,650
Abu Dhabi National Oil Co. for Distribution PJSC	824,011	753,792
Aldar Properties PJSC	1,075,081	1,522,032
Emaar Properties PJSC	1,594,391	2,904,635
Emirates NBD Bank PJSC	690,145	3,184,851
Emirates Telecommunications Group Co. PJSC	958,385	4,816,713
First Abu Dhabi Bank PJSC	1,247,286	4,305,904
Multiply Group(a)	905,432	838,980
		22,509,072
United Kingdom — 3.6%
3i Group PLC	314,590	7,417,269
abrdn PLC	704,590	1,345,129
Admiral Group PLC	50,892	1,512,140
Anglo American PLC	327,001	8,331,847
Anglogold Ashanti PLC, NVS.	109,059	2,013,141
Antofagasta PLC	134,771	2,203,714
Ashtead Group PLC	135,248	7,756,802
Associated British Foods PLC	99,858	2,463,302
AstraZeneca PLC	433,839	54,318,208
Auto Trader Group PLC(c)	295,868	2,238,019
Aviva PLC	659,846	3,196,008
BAE Systems PLC	923,625	12,419,397
Barclays PLC	4,389,474	7,045,307
Barratt Developments PLC.	295,829	1,491,924
Berkeley Group Holdings PLC	44,661	2,195,382
BP PLC	4,975,463	30,380,240
British American Tobacco PLC	590,777	17,647,929
BT Group PLC	1,937,286	2,660,719
Bunzl PLC	78,476	2,799,723
Burberry Group PLC	126,407	2,605,255
Centrica PLC	1,292,775	2,474,754
CNH Industrial NV	316,658	3,509,197
Coca-Cola Europacific Partners PLC	60,072	3,514,813
Compass Group PLC	475,048	11,976,605
Croda International PLC	30,315	1,615,672
Security	Shares	Value

United Kingdom (continued)
DCC PLC	25,782	$1,432,293
Diageo PLC	621,667	23,508,943
Endeavour Mining PLC	31,270	645,166
Entain PLC	171,645	1,948,564
Experian PLC	267,296	8,109,437
Glencore PLC	2,876,322	15,235,370
GSK PLC	1,146,264	20,434,174
Haleon PLC	1,345,134	5,391,412
Halma PLC	85,568	1,924,283
Hargreaves Lansdown PLC	84,699	729,466
Hikma Pharmaceuticals PLC	36,772	851,990
HSBC Holdings PLC	5,584,784	40,324,462
Imperial Brands PLC	261,906	5,579,688
Informa PLC	316,837	2,745,225
InterContinental Hotels Group PLC	36,871	2,612,771
Intertek Group PLC	51,049	2,377,535
J Sainsbury PLC	622,742	1,948,446
JD Sports Fashion PLC	638,792	993,216
Johnson Matthey PLC	58,564	1,064,646
Kingfisher PLC(b)	653,672	1,669,162
Land Securities Group PLC	242,650	1,681,977
Legal & General Group PLC	1,732,797	4,464,555
Lloyds Banking Group PLC	19,272,729	9,380,013
London Stock Exchange Group PLC	118,788	11,985,119
M&G PLC	620,038	1,497,288
Melrose Industries PLC	362,912	2,066,338
Mondi PLC	84,466	1,366,280
National Grid PLC	1,030,513	12,286,774
NatWest Group PLC, NVS	1,453,410	3,162,353
Next PLC	41,217	3,455,732
NMC Health PLC, NVS(d)	19,275	—
Ocado Group PLC(a)	156,818	889,960
Pearson PLC	225,978	2,615,859
Persimmon PLC	92,610	1,146,882
Prudential PLC	780,728	8,163,589
Reckitt Benckiser Group PLC	193,386	12,938,862
RELX PLC	549,010	19,175,651
Rentokil Initial PLC	650,419	3,312,250
Rio Tinto PLC	336,609	21,475,807
Rolls-Royce Holdings PLC(a)	2,317,756	6,100,851
Sage Group PLC (The)	224,395	2,650,959
Schroders PLC	125,640	565,764
Segro PLC	271,454	2,359,516
Severn Trent PLC	93,273	3,011,070
Shell PLC	1,907,645	61,477,341
Smith & Nephew PLC	258,904	2,897,425
Smiths Group PLC	91,048	1,785,964
Spirax-Sarco Engineering PLC	17,465	1,743,244
SSE PLC	293,111	5,825,157
St. James’s Place PLC	228,171	1,778,771
Standard Chartered PLC	739,462	5,669,699
Taylor Wimpey PLC	1,089,895	1,472,059
Tesco PLC	1,996,952	6,553,113
Unilever PLC	707,972	33,529,993
United Utilities Group PLC	138,593	1,792,501
Vodafone Group PLC	6,764,252	6,226,748
Whitbread PLC	45,146	1,830,586
Wise PLC, Class A(a)	172,295	1,400,369
WPP PLC	362,088	3,118,019
		607,513,183
United States — 62.3%
3M Co.	150,383	13,677,334

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
A O Smith Corp.	37,315	$2,603,094
Abbott Laboratories	487,451	46,088,492
AbbVie Inc.	495,430	69,944,807
Accenture PLC, Class A	176,987	52,581,068
Adobe Inc.(a)	128,245	68,234,035
Advanced Micro Devices Inc.(a)	452,670	44,587,995
AECOM.	35,972	2,753,657
AES Corp. (The)	195,613	2,914,634
Aflac Inc.	165,804	12,950,947
Agilent Technologies Inc.	81,887	8,464,659
Air Products and Chemicals Inc.	61,872	17,475,128
Airbnb Inc., Class A(a)(b)	116,574	13,789,538
Akamai Technologies Inc.(a)	43,784	4,524,201
Albemarle Corp.	32,893	4,170,175
Albertsons Companies Inc., Class A	75,902	1,647,073
Alexandria Real Estate Equities Inc.	43,422	4,043,891
Align Technology Inc.(a)(b)	20,894	3,856,823
Allegion PLC	27,312	2,686,408
Alliant Energy Corp.	75,549	3,686,036
Allstate Corp. (The)	73,350	9,398,335
Ally Financial Inc.	78,583	1,900,923
Alnylam Pharmaceuticals Inc.(a)(b)	34,702	5,267,764
Alphabet Inc., Class A(a)	1,662,043	206,226,295
Alphabet Inc., Class C, NVS(a)	1,496,036	187,453,311
Altria Group Inc.	499,053	20,046,959
Amazon.com Inc.(a)	2,598,549	345,840,886
Amcor PLC	435,351	3,870,270
AMERCO(b)	23,375	1,103,534
Ameren Corp.	73,019	5,528,268
American Electric Power Co. Inc.	136,980	10,347,469
American Express Co.	179,976	26,281,895
American Financial Group Inc./OH	22,758	2,488,815
American Homes 4 Rent, Class A	84,874	2,778,775
American International Group Inc.	200,974	12,321,716
American Tower Corp.	130,751	23,298,521
American Water Works Co. Inc.	53,031	6,239,097
Ameriprise Financial Inc.	29,808	9,376,703
AmerisourceBergen Corp.	47,723	8,835,913
AMETEK Inc.	64,225	9,040,953
Amgen Inc.	150,019	38,359,858
Amphenol Corp., Class A	169,153	13,625,274
Analog Devices Inc.	140,657	22,129,566
Annaly Capital Management Inc.	137,473	2,145,954
Ansys Inc.(a)	24,555	6,832,674
Aon PLC, Class A	57,215	17,702,321
APA Corp.	86,485	3,435,184
Apollo Global Management Inc.	113,916	8,821,655
Apple Inc.	4,425,414	755,727,949
Applied Materials Inc.	236,357	31,281,849
Aptiv PLC(a)	81,158	7,076,978
Aramark	65,365	1,760,279
Arch Capital Group Ltd.(a)	108,634	9,416,395
Archer-Daniels-Midland Co.	153,521	10,987,498
Ares Management Corp., Class A	46,736	4,607,702
Arista Networks Inc.(a)	73,107	14,648,450
Arrow Electronics Inc.(a)	20,228	2,294,057
Arthur J Gallagher & Co.	61,125	14,394,326
Aspen Technology Inc.(a)	8,214	1,460,039
Assurant Inc.	14,956	2,226,948
AT&T Inc.	1,993,418	30,698,637
Atlassian Corp., NVS(a)	43,375	7,835,260
Atmos Energy Corp.	38,956	4,194,003
Security	Shares	Value

United States (continued)
Autodesk Inc.(a)	59,865	$11,831,120
Automatic Data Processing Inc.	116,034	25,320,939
AutoZone Inc.(a)	5,220	12,930,619
AvalonBay Communities Inc.	38,808	6,432,038
Avantor Inc.(a)(b)	175,913	3,066,164
Avery Dennison Corp.	23,754	4,134,859
Axon Enterprise Inc.(a)(b)	19,614	4,010,867
Baker Hughes Co., Class A	280,930	9,669,611
Ball Corp.	90,973	4,380,350
Bank of America Corp.	2,002,824	52,754,384
Bank of New York Mellon Corp. (The)	226,009	9,605,382
Bath & Body Works Inc.	61,494	1,823,297
Baxter International Inc.	138,149	4,480,172
Becton Dickinson and Co.	79,023	19,975,434
Bentley Systems Inc., Class B(b)	61,451	2,988,977
Berkshire Hathaway Inc., Class B(a)	364,244	124,327,405
Best Buy Co. Inc.	55,700	3,721,874
Bill.com Holdings Inc.(a)(b)	25,767	2,352,269
Biogen Inc.(a)	40,599	9,643,886
BioMarin Pharmaceutical Inc.(a)(b)	52,634	4,287,039
Bio-Rad Laboratories Inc., Class A(a)(b)	6,716	1,848,780
Bio-Techne Corp.	42,901	2,343,682
BlackRock Inc.(f)	42,140	25,801,479
Blackstone Inc., NVS	196,737	18,168,662
Block Inc.(a)	150,687	6,065,152
Boeing Co. (The)(a)	160,687	30,019,545
Booking Holdings Inc.(a)	10,416	29,056,057
Booz Allen Hamilton Holding Corp., Class A	39,716	4,763,140
BorgWarner Inc.	68,732	2,536,211
Boston Properties Inc.	42,940	2,300,296
Boston Scientific Corp.(a)	405,415	20,753,194
Bristol-Myers Squibb Co.	589,949	30,400,072
Broadcom Inc.	116,120	97,699,884
Broadridge Financial Solutions Inc.	34,593	5,902,950
Brown & Brown Inc.	70,299	4,880,157
Brown-Forman Corp., Class B	89,531	5,028,061
Builders FirstSource Inc.(a)	38,640	4,193,213
Bunge Ltd.	41,322	4,379,306
Burlington Stores Inc.(a)	18,698	2,263,019
Cadence Design Systems Inc.(a)	76,302	18,301,035
Caesars Entertainment Inc.(a)	58,946	2,351,356
Camden Property Trust	27,688	2,350,157
Campbell Soup Co.	58,367	2,358,610
Capital One Financial Corp.	106,323	10,769,457
Cardinal Health Inc.	76,232	6,937,112
Carlisle Companies Inc.	14,498	3,683,797
Carlyle Group Inc. (The)	56,150	1,546,371
CarMax Inc.(a)(b)	46,298	2,828,345
Carnival Corp.(a)(b)	285,722	3,274,374
Carrier Global Corp.	235,255	11,212,253
Catalent Inc.(a)(b)	49,524	1,703,130
Caterpillar Inc.	144,256	32,609,069
Cboe Global Markets Inc.	29,452	4,826,888
CBRE Group Inc., Class A(a)	87,788	6,087,220
CDW Corp./DE	38,259	7,667,104
Celanese Corp., Class A	31,639	3,622,982
Centene Corp.(a)	155,817	10,748,257
CenterPoint Energy Inc.	188,789	5,074,648
Ceridian HCM Holding Inc.(a)(b)	40,546	2,595,349
CF Industries Holdings Inc.	54,630	4,358,381
CH Robinson Worldwide Inc.(b)	34,556	2,827,717
Charles River Laboratories International Inc.(a)(b)	13,225	2,226,561

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Charles Schwab Corp. (The)	423,706	$22,049,660
Charter Communications Inc., Class A(a)	27,415	11,042,762
Cheniere Energy Inc.	68,337	11,372,644
Chesapeake Energy Corp.	31,805	2,737,774
Chevron Corp.	510,229	74,355,672
Chewy Inc., Class A(a)(b)	28,113	543,424
Chipotle Mexican Grill Inc., Class A(a)	7,737	15,026,801
Chubb Ltd.	115,742	24,840,548
Church & Dwight Co. Inc.	71,797	6,529,219
Cigna Group (The)	82,858	25,619,694
Cincinnati Financial Corp.	43,024	4,288,202
Cintas Corp.	26,300	13,337,256
Cisco Systems Inc.	1,150,034	59,951,272
Citigroup Inc.	541,890	21,399,236
Citizens Financial Group Inc.	139,899	3,277,834
Clarivate PLC(a)(b)	105,136	670,768
Cleveland-Cliffs Inc.(a)	144,433	2,423,586
Clorox Co. (The)	34,888	4,106,318
Cloudflare Inc., Class A(a)(b)	76,089	4,313,485
CME Group Inc.	101,633	21,694,580
CMS Energy Corp.	82,278	4,470,987
Coca-Cola Co. (The)	1,150,929	65,015,979
Cognex Corp.	51,992	1,871,192
Cognizant Technology Solutions Corp., Class A	146,881	9,469,418
Coinbase Global Inc., Class A(a)(b)	47,704	3,678,932
Colgate-Palmolive Co.	221,195	16,616,168
Comcast Corp., Class A	1,168,876	48,262,890
Conagra Brands Inc.	143,179	3,917,377
Confluent Inc., Class A(a)(b)	46,329	1,339,371
ConocoPhillips	337,726	40,121,849
Consolidated Edison Inc.	93,923	8,245,500
Constellation Brands Inc., Class A.	47,517	11,126,106
Constellation Energy Corp.	93,606	10,569,990
Cooper Companies Inc. (The)	14,048	4,379,464
Copart Inc.(a)	236,728	10,302,403
Corning Inc.	218,296	5,841,601
Corteva Inc.	201,142	9,682,976
CoStar Group Inc.(a)	114,806	8,427,908
Costco Wholesale Corp.	124,584	68,825,185
Coterra Energy Inc.	218,435	6,006,962
Crowdstrike Holdings Inc., Class A(a)	62,203	10,995,624
Crown Castle Inc.	119,781	11,137,237
Crown Holdings Inc.	33,557	2,704,694
CSX Corp.	565,167	16,870,235
Cummins Inc.	40,451	8,749,551
CVS Health Corp.	355,720	24,548,237
Danaher Corp.	197,015	37,830,820
Darden Restaurants Inc.	36,263	5,277,354
Darling Ingredients Inc.(a)	42,251	1,871,297
Datadog Inc., Class A(a)	69,569	5,667,786
DaVita Inc.(a)	16,282	1,257,459
Deckers Outdoor Corp.(a)	7,040	4,203,302
Deere & Co.	78,389	28,640,205
Dell Technologies Inc., Class C	70,590	4,723,177
Delta Air Lines Inc.	45,050	1,407,813
DENTSPLY SIRONA Inc.	64,648	1,965,946
Devon Energy Corp.	184,817	8,606,928
Dexcom Inc.(a)(b)	109,470	9,724,220
Diamondback Energy Inc.	44,423	7,121,895
Dick’s Sporting Goods Inc.	17,309	1,851,198
Digital Realty Trust Inc.	80,956	10,067,688
Discover Financial Services	74,393	6,106,177
Security	Shares	Value

United States (continued)
DocuSign Inc., Class A(a)	56,524	$2,197,653
Dollar General Corp.	61,616	7,334,769
Dollar Tree Inc.(a)(b)	62,100	6,898,689
Dominion Energy Inc.	227,966	9,191,589
Domino’s Pizza Inc.	9,859	3,342,102
DoorDash Inc., Class A(a)(b)	69,892	5,238,405
Dover Corp.	41,756	5,426,192
Dow Inc.	200,001	9,668,048
DR Horton Inc.	89,424	9,335,866
DraftKings Inc., Class A (a)(b)	116,479	3,217,150
Dropbox Inc., Class A(a)(b)	88,152	2,318,398
DTE Energy Co.	55,412	5,340,609
Duke Energy Corp.	215,791	19,181,662
DuPont de Nemours Inc.	130,039	9,477,242
Dynatrace Inc.(a)	71,041	3,176,243
Eastman Chemical Co.	30,848	2,305,271
Eaton Corp. PLC	112,140	23,315,027
eBay Inc.	143,336	5,623,071
Ecolab Inc.	73,865	12,390,115
Edison International	104,319	6,578,356
Edwards Lifesciences Corp.(a)	170,111	10,839,473
Electronic Arts Inc.	71,936	8,904,957
Elevance Health Inc.	66,064	29,734,746
Eli Lilly & Co.	227,156	125,828,523
Emerson Electric Co.	159,368	14,178,971
Enphase Energy Inc.(a)	38,115	3,033,192
Entegris Inc.(b)	42,326	3,726,381
Entergy Corp.	56,796	5,429,130
EOG Resources Inc.	163,480	20,639,350
EPAM Systems Inc.(a)(b)	16,110	3,505,053
EQT Corp.	100,355	4,253,045
Equifax Inc.	36,398	6,172,009
Equinix Inc.	26,192	19,110,731
Equitable Holdings Inc.	108,637	2,886,485
Equity LifeStyle Properties Inc.	47,480	3,124,184
Equity Residential	101,067	5,592,037
Erie Indemnity Co., Class A, NVS	7,046	1,946,035
Essential Utilities Inc.	68,313	2,285,753
Essex Property Trust Inc.	18,934	4,050,361
Estee Lauder Companies Inc. (The), Class A	66,767	8,604,263
Etsy Inc.(a)	35,003	2,180,687
Everest Re Group Ltd.	12,400	4,905,688
Evergy Inc.	64,940	3,191,152
Eversource Energy	91,631	4,928,831
Exact Sciences Corp.(a)	49,898	3,073,218
Exelon Corp.	273,582	10,653,283
Expedia Group Inc.(a)	40,474	3,856,767
Expeditors International of Washington Inc.	42,897	4,686,497
Extra Space Storage Inc.	58,960	6,107,666
Exxon Mobil Corp.	1,127,289	119,323,541
F5 Inc.(a)	17,761	2,692,390
FactSet Research Systems Inc.	11,253	4,860,058
Fair Isaac Corp.(a)(b)	7,350	6,217,144
Fastenal Co.	162,946	9,506,270
FedEx Corp.	66,441	15,952,484
Ferguson PLC.	58,716	8,819,143
Fidelity National Financial Inc.	78,594	3,072,239
Fidelity National Information Services Inc.	166,431	8,173,426
Fifth Third Bancorp.	195,332	4,631,322
First Citizens BancShares Inc./NC, Class A	3,070	4,238,872
First Horizon Corp.	143,444	1,542,023
First Solar Inc.(a)	28,690	4,086,890

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
FirstEnergy Corp.	151,097	$5,379,053
Fiserv Inc.(a)	174,923	19,897,491
FleetCor Technologies Inc.(a)	20,116	4,529,520
FMC Corp.	37,559	1,998,139
Ford Motor Co.	1,125,483	10,973,459
Fortinet Inc.(a)	185,987	10,632,877
Fortive Corp.	99,473	6,493,597
Fortune Brands Home & Security Inc., NVS	32,707	1,825,051
Fox Corp., Class A, NVS	106,763	3,244,528
Franklin Resources Inc.	85,333	1,944,739
Freeport-McMoRan Inc.	395,865	13,372,320
Gaming and Leisure Properties Inc.	69,391	3,149,657
Garmin Ltd.	41,621	4,267,401
Gartner Inc.(a)	22,217	7,376,933
GE Healthcare Inc., NVS(a)	115,393	7,681,712
Gen Digital Inc.	169,531	2,824,386
Generac Holdings Inc.(a)	17,845	1,500,229
General Dynamics Corp.	64,696	15,611,792
General Electric Co.	303,543	32,973,876
General Mills Inc.	163,670	10,677,831
General Motors Co.	385,499	10,871,072
Genuine Parts Co.	41,176	5,305,939
Gilead Sciences Inc.	348,145	27,343,308
Global Payments Inc.	74,164	7,877,700
Globe Life Inc.	28,871	3,359,430
GoDaddy Inc., Class A(a)(b)	41,752	3,057,499
Goldman Sachs Group Inc. (The)	93,595	28,416,378
Graco Inc.	47,116	3,503,075
Halliburton Co.	254,503	10,012,148
Hartford Financial Services Group Inc. (The)	95,914	7,044,883
Hasbro Inc.	36,825	1,662,649
HCA Healthcare Inc.	58,444	13,216,526
Healthcare Realty Trust Inc., Class A	103,367	1,483,316
Healthpeak Properties Inc.	160,592	2,497,206
HEICO Corp.	13,594	2,153,426
HEICO Corp., Class A	17,405	2,212,698
Henry Schein Inc.(a)(b)	38,742	2,517,455
Hershey Co. (The)	42,802	8,018,955
Hess Corp.	75,384	10,885,450
Hewlett Packard Enterprise Co.	373,515	5,744,661
HF Sinclair Corp.	42,500	2,353,650
Hilton Worldwide Holdings Inc.	74,809	11,335,808
Hologic Inc.(a)	67,863	4,490,495
Home Depot Inc. (The)	282,616	80,457,949
Honeywell International Inc.	185,891	34,066,385
Hormel Foods Corp.	85,620	2,786,931
Host Hotels & Resorts Inc.	204,455	3,164,963
Howmet Aerospace Inc.	115,266	5,083,231
HP Inc.	265,461	6,989,588
Hubbell Inc., Class B	15,402	4,160,080
HubSpot Inc.(a)	13,204	5,595,459
Humana Inc.	35,211	18,439,649
Huntington Bancshares Inc./OH	421,970	4,072,011
Huntington Ingalls Industries Inc.	12,359	2,716,755
Hyatt Hotels Corp., Class A(b)	11,344	1,162,079
IDEX Corp.	22,380	4,283,756
IDEXX Laboratories Inc.(a)	23,400	9,347,598
Illinois Tool Works Inc.	86,910	19,478,269
Illumina Inc.(a)	43,640	4,775,089
Incyte Corp.(a)	53,523	2,886,495
Ingersoll Rand Inc.	112,180	6,807,082
Insulet Corp.(a)	19,205	2,546,007
Security	Shares	Value

United States (continued)
Intel Corp.	1,172,038	$42,779,387
Intercontinental Exchange Inc.	161,873	17,391,635
International Business Machines Corp.	254,568	36,820,716
International Flavors & Fragrances Inc.	72,704	4,969,318
International Paper Co.	91,415	3,083,428
Interpublic Group of Companies Inc. (The)	120,613	3,425,409
Intuit Inc.	78,849	39,026,313
Intuitive Surgical Inc.(a)	98,775	25,900,780
Invesco Ltd.	99,646	1,292,409
Invitation Homes Inc.	179,060	5,316,291
IQVIA Holdings Inc.(a)	52,836	9,554,334
Iron Mountain Inc.	82,328	4,863,115
Jabil Inc.	37,357	4,587,440
Jack Henry & Associates Inc.	20,393	2,875,209
Jacobs Solutions Inc., NVS	35,716	4,760,943
Jazz Pharmaceuticals PLC(a)	18,745	2,380,990
JB Hunt Transport Services Inc.	23,402	4,022,102
JM Smucker Co. (The)	29,381	3,344,733
Johnson & Johnson	677,154	100,449,024
Johnson Controls International PLC	190,993	9,362,477
JPMorgan Chase & Co.	819,058	113,898,205
Juniper Networks Inc.	91,985	2,476,236
Kellogg Co.	74,853	3,777,831
Kenvue Inc.	435,517	8,100,616
Keurig Dr Pepper Inc.	256,448	7,778,068
KeyCorp.	263,414	2,692,091
Keysight Technologies Inc.(a)	50,711	6,189,278
Kimberly-Clark Corp.	93,404	11,174,855
Kimco Realty Corp.	166,523	2,987,423
Kinder Morgan Inc.	613,472	9,938,246
KKR & Co. Inc.	165,377	9,161,886
KLA Corp.	38,499	18,082,980
Knight-Swift Transportation Holdings Inc.	45,098	2,204,841
Kraft Heinz Co. (The)	238,529	7,504,122
Kroger Co. (The)	191,583	8,692,121
L3Harris Technologies Inc.	53,095	9,525,774
Laboratory Corp. of America Holdings	23,061	4,605,974
Lam Research Corp.	37,724	22,190,011
Lamb Weston Holdings Inc.	41,423	3,719,785
Las Vegas Sands Corp.	94,306	4,475,763
Lattice Semiconductor Corp.(a)(b)	39,344	2,187,920
Lear Corp.	18,089	2,347,229
Leidos Holdings Inc.	38,278	3,794,115
Lennar Corp., Class A	69,033	7,364,440
Lennox International Inc.	9,718	3,600,908
Liberty Broadband Corp., Class C (a)(b)	30,728	2,559,950
Liberty Global PLC, Class C, NVS(a)	82,719	1,402,914
Liberty Media Corp.-Liberty Formula One, NVS(a)	58,759	3,801,120
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	39,932	980,331
Linde PLC	138,543	52,945,593
Live Nation Entertainment Inc.(a)	47,260	3,781,745
LKQ Corp.	80,184	3,521,681
Lockheed Martin Corp.	63,933	29,066,499
Loews Corp.	46,949	3,005,205
Lowe’s Companies Inc.	165,894	31,614,420
LPL Financial Holdings Inc.	21,090	4,735,127
Lucid Group Inc.(a)(b)	256,498	1,056,772
Lululemon Athletica Inc.(a)(b)	32,067	12,617,723
LyondellBasell Industries NV, Class A	75,118	6,778,648
M&T Bank Corp.	47,544	5,360,586
Manhattan Associates Inc.(a)	18,118	3,532,648
Marathon Oil Corp.	181,824	4,965,613

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marathon Petroleum Corp.	119,451	$18,066,964
Markel Group Inc.(a)(b)	3,517	5,171,819
MarketAxess Holdings Inc.	10,967	2,344,196
Marriott International Inc., Class A	73,162	13,795,427
Marsh & McLennan Companies Inc.	138,008	26,173,217
Martin Marietta Materials Inc.	17,178	7,024,771
Marvell Technology Inc.(b)	239,432	11,305,979
Masco Corp.	65,876	3,431,481
Mastercard Inc., Class A	237,626	89,430,545
Match Group Inc.(a)	73,383	2,539,052
McCormick & Co. Inc./MD, NVS	71,789	4,587,317
McDonald’s Corp.	205,421	53,855,224
McKesson Corp.	39,365	17,925,246
Medtronic PLC	373,113	26,326,853
MercadoLibre Inc.(a)(b)	12,573	15,599,824
Merck & Co. Inc.	714,591	73,388,496
Meta Platforms Inc, Class A(a)	622,453	187,526,415
MetLife Inc.	184,446	11,068,604
Mettler-Toledo International Inc.(a)	6,359	6,264,887
MGM Resorts International	89,741	3,133,756
Microchip Technology Inc.	154,136	10,988,355
Micron Technology Inc.	308,978	20,661,359
Microsoft Corp.	1,986,981	671,818,146
Mid-America Apartment Communities Inc.	33,893	4,004,458
Moderna Inc.(a)	93,433	7,097,171
Mohawk Industries Inc.(a)	15,237	1,224,750
Molina Healthcare Inc.(a)	16,328	5,436,408
Molson Coors Beverage Co., Class B	55,528	3,207,853
Mondelez International Inc., Class A	380,068	25,164,302
MongoDB Inc., Class A(a)	19,683	6,782,565
Monolithic Power Systems Inc.	12,435	5,493,037
Monster Beverage Corp.(a)	219,189	11,200,558
Moody’s Corp.	46,549	14,337,092
Morgan Stanley	350,950	24,854,279
Mosaic Co. (The)	92,516	3,004,920
Motorola Solutions Inc.	47,500	13,226,850
MSCI Inc., Class A	22,800	10,751,340
Nasdaq Inc.	99,658	4,943,037
NetApp Inc.	67,318	4,899,404
Netflix Inc.(a)	125,486	51,661,331
Neurocrine Biosciences Inc.(a)	26,499	2,939,799
Newmont Corp.	218,229	8,177,041
Newmont Corp., NVS(a)	92,043	3,527,195
News Corp., Class A, NVS	115,802	2,394,785
NextEra Energy Inc.	567,091	33,061,405
Nike Inc., Class B	348,822	35,848,437
NiSource Inc.	116,141	2,922,108
Nordson Corp.	14,572	3,097,861
Norfolk Southern Corp.	62,510	11,926,283
Northern Trust Corp.	57,704	3,803,271
Northrop Grumman Corp.	40,593	19,136,758
NRG Energy Inc.	71,033	3,010,379
Nucor Corp.	70,734	10,453,778
Nvidia Corp.	695,137	283,476,869
NVR Inc.(a)	893	4,833,470
NXP Semiconductors NV	72,649	12,526,867
O’Reilly Automotive Inc.(a)	17,383	16,173,839
Occidental Petroleum Corp.	190,701	11,787,229
Okta Inc.(a)	43,541	2,935,099
Old Dominion Freight Line Inc.	28,474	10,725,017
Omnicom Group Inc.	59,463	4,454,373
ON Semiconductor Corp.(a)	122,651	7,682,859
Security	Shares	Value

United States (continued)
ONEOK Inc.	158,089	$10,307,403
Oracle Corp.	458,416	47,400,214
Otis Worldwide Corp.	115,297	8,902,081
Ovintiv Inc.	72,294	3,470,112
Owens Corning	24,724	2,802,960
PACCAR Inc.	147,881	12,204,619
Packaging Corp.of America	24,028	3,677,485
Palantir Technologies Inc., Class A(a)(b)	510,745	7,559,026
Palo Alto Networks Inc.(a)(b)	86,370	20,989,637
Paramount Global, Class B, NVS	140,020	1,523,418
Parker-Hannifin Corp.	35,849	13,225,055
Paychex Inc.	92,257	10,245,140
Paycom Software Inc.	14,501	3,552,310
Paylocity Holding Corp.(a)	12,995	2,331,303
PayPal Holdings Inc.(a)	295,724	15,318,503
Pentair PLC	52,954	3,077,686
PepsiCo Inc.	386,807	63,157,847
Pfizer Inc.	1,585,635	48,457,006
PG&E Corp.(a)	515,776	8,407,149
Philip Morris International Inc.	432,294	38,543,333
Phillips 66	129,532	14,775,715
Pinterest Inc., Class A(a)(b)	163,088	4,873,069
Pioneer Natural Resources Co.	63,862	15,263,018
PNC Financial Services Group Inc. (The)	112,808	12,913,132
Pool Corp.	10,647	3,362,003
PPG Industries Inc.	66,831	8,204,842
PPL Corp.	202,417	4,973,386
Principal Financial Group Inc.	69,722	4,718,785
Procter & Gamble Co. (The)	662,166	99,344,765
Progressive Corp. (The)	164,506	26,006,754
Prologis Inc.	258,100	26,003,575
Prudential Financial Inc.	106,316	9,721,535
PTC Inc.(a)	32,523	4,566,880
Public Service Enterprise Group Inc.	142,666	8,795,359
Public Storage	44,212	10,553,847
PulteGroup Inc.	66,717	4,909,704
Qorvo Inc.(a)	29,845	2,609,050
Qualcomm Inc.	311,931	33,997,360
Quanta Services Inc.	40,635	6,790,921
Quest Diagnostics Inc.	31,513	4,099,841
Raymond James Financial Inc.	58,717	5,603,950
Raytheon Technologies Corp.	411,223	33,469,440
Realty Income Corp.	188,510	8,931,604
Regency Centers Corp.	46,465	2,799,981
Regeneron Pharmaceuticals Inc.(a)	30,476	23,767,928
Regions Financial Corp.	275,216	3,998,888
Reliance Steel & Aluminum Co.	16,857	4,288,084
Repligen Corp.(a)	16,119	2,168,973
Republic Services Inc., Class A	63,008	9,356,058
ResMed Inc.	41,446	5,853,004
Revvity Inc.(b)	35,700	2,957,745
Rivian Automotive Inc., Class A(a)(b)	177,199	2,874,168
Robert Half International Inc.	31,425	2,349,647
Robinhood Markets Inc., Class A(a)(b)	120,828	1,104,368
ROBLOX Corp., Class A(a)(b)	117,035	3,722,883
Rockwell Automation Inc.	31,971	8,402,299
Roku Inc.(a)(b)	33,489	1,994,940
Rollins Inc.	81,246	3,055,662
Roper Technologies Inc.	29,879	14,597,983
Ross Stores Inc.	95,909	11,122,567
Royal Caribbean Cruises Ltd.(a)	65,678	5,564,897
Royalty Pharma PLC, Class A	104,176	2,799,209

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
RPM International Inc.	37,392	$3,412,768
S&P Global Inc.	92,918	32,457,187
Salesforce Inc.(a)	273,344	54,895,676
SBA Communications Corp., Class A	30,478	6,358,625
Schlumberger NV	396,341	22,060,340
Seagate Technology Holdings PLC	54,778	3,738,599
Seagen Inc.(a)	39,567	8,420,253
Sealed Air Corp.	40,683	1,252,630
SEI Investments Co.	41,497	2,226,729
Sempra Energy	171,386	12,002,162
Sensata Technologies Holding PLC	39,266	1,251,800
ServiceNow Inc.(a)	57,506	33,459,866
Sherwin-Williams Co. (The)	69,619	16,583,942
Simon Property Group Inc.	88,245	9,697,243
Sirius XM Holdings Inc.(b)	229,223	981,074
Skyworks Solutions Inc.	46,727	4,053,100
Snap Inc., Class A, NVS(a)(b)	293,874	2,941,679
Snap-on Inc.	15,649	4,036,503
Snowflake Inc., Class A(a)	72,437	10,512,782
SolarEdge Technologies Inc.(a)(b)	15,204	1,154,744
Southern Co. (The)	306,888	20,653,562
Southwest Airlines Co.	41,428	920,944
Splunk Inc.(a)	45,645	6,717,118
SS&C Technologies Holdings Inc.	63,058	3,168,665
Stanley Black & Decker Inc.	41,504	3,529,915
Starbucks Corp.	319,014	29,425,851
State Street Corp.	95,902	6,198,146
Steel Dynamics Inc.	47,038	5,010,017
STERIS PLC	28,055	5,890,989
Stryker Corp.	96,404	26,050,289
Sun Communities Inc.	36,981	4,113,766
Super Micro Computer Inc.(a)	13,228	3,167,709
Synchrony Financial	125,165	3,510,878
Synopsys Inc.(a)	42,957	20,165,734
Sysco Corp.	138,179	9,187,522
T-Mobile U.S. Inc.(a)	148,825	21,409,964
T Rowe Price Group Inc.	63,943	5,786,841
Take-Two Interactive Software Inc.(a)(b)	47,268	6,322,095
Targa Resources Corp.	59,386	4,965,263
Target Corp.	128,588	14,246,265
TE Connectivity Ltd.	89,986	10,604,850
Teledyne Technologies Inc.(a)	13,256	4,965,565
Teleflex Inc.	13,416	2,478,606
Teradyne Inc.(b)	44,300	3,688,861
Tesla Inc.(a)	802,824	161,239,172
Texas Instruments Inc.	254,458	36,135,581
Texas Pacific Land Corp.	1,761	3,250,718
Textron Inc.	61,739	4,692,164
Thermo Fisher Scientific Inc.	108,525	48,268,664
TJX Companies Inc. (The)	320,964	28,267,299
Toast Inc., Class A(a)	88,480	1,414,795
Toro Co. (The)	29,465	2,381,951
Tractor Supply Co.	31,311	6,029,246
Trade Desk Inc. (The), Class A(a)	125,311	8,892,069
Tradeweb Markets Inc., Class A	30,974	2,787,970
Trane Technologies PLC	64,293	12,235,601
TransDigm Group Inc.(a)	15,239	12,619,264
TransUnion	54,898	2,408,924
Travelers Companies Inc. (The)	63,796	10,682,002
Trimble Inc.(a)	75,705	3,567,977
Truist Financial Corp.	372,546	10,565,405
Twilio Inc., Class A(a)(b)	49,409	2,532,705
Security	Shares	Value

United States (continued)
Tyler Technologies Inc.(a)	11,617	$4,331,979
Tyson Foods Inc., Class A	80,531	3,732,612
U.S. Bancorp.	434,940	13,865,887
Uber Technologies Inc.(a)	513,300	22,215,624
UDR Inc.	85,631	2,723,922
UiPath Inc., Class A(a)	99,655	1,547,642
Ulta Beauty Inc.(a)	13,950	5,319,274
Union Pacific Corp.	170,064	35,306,987
United Parcel Service Inc., Class B	202,699	28,631,234
United Rentals Inc.	19,699	8,003,113
United Therapeutics Corp.(a)	12,516	2,789,316
UnitedHealth Group Inc.	261,734	140,174,261
Unity Software Inc.(a)(b)	69,057	1,751,976
Universal Health Services Inc., Class B	18,137	2,283,267
Vail Resorts Inc.	12,130	2,574,593
Valero Energy Corp.	102,747	13,048,869
Veeva Systems Inc., Class A(a)(b)	41,496	7,996,694
Ventas Inc.	107,171	4,550,481
Veralto Corp.(a)(b)	65,153	4,495,557
VeriSign Inc.(a)	26,107	5,212,524
Verisk Analytics Inc., Class A	41,063	9,336,084
Verizon Communications Inc.	1,169,810	41,095,425
Vertex Pharmaceuticals Inc.(a)	72,009	26,075,179
VF Corp.	84,817	1,249,354
Viatris Inc.	336,407	2,994,022
VICI Properties Inc., Class A	268,591	7,493,689
Visa Inc., Class A	454,203	106,783,125
Vistra Corp.	104,699	3,425,751
VMware Inc., Class A(a)(b)	66,589	9,698,688
Vulcan Materials Co.	37,573	7,382,719
W R Berkley Corp.	59,923	4,040,009
Walmart Inc.	415,984	67,975,945
Walgreens Boots Alliance Inc.	208,971	4,405,109
Walt Disney Co. (The)(a)	510,330	41,637,825
Warner Bros. Discovery Inc.(a)(b)	644,989	6,411,191
Waste Management Inc.	113,944	18,724,418
Waters Corp.(a)	16,194	3,862,755
Watsco Inc.	10,033	3,500,413
Webster Financial Corp.	48,243	1,831,787
WEC Energy Group Inc.	89,540	7,287,661
Wells Fargo & Co.	1,029,992	40,962,782
Welltower Inc.	135,838	11,357,415
West Pharmaceutical Services Inc.	21,147	6,730,879
Western Digital Corp.(a)	90,294	3,625,304
Westinghouse Air Brake Technologies Corp.	49,484	5,246,294
Westlake Corp.	9,363	1,080,116
Westrock Co.	76,972	2,765,604
Weyerhaeuser Co.	203,493	5,838,214
Whirlpool Corp.	16,647	1,740,610
Williams Companies Inc. (The)	332,081	11,423,586
Willis Towers Watson PLC	29,790	7,027,163
Wolfspeed Inc.(a)(b)	35,067	1,186,667
Workday Inc., Class A(a)	58,708	12,429,071
WP Carey Inc.	64,078	3,437,785
WW Grainger Inc.	13,138	9,588,507
Wynn Resorts Ltd.	30,353	2,664,386
Xcel Energy Inc.	151,199	8,961,565
Xylem Inc./NY	67,368	6,301,603
Yum! Brands Inc.	79,656	9,627,224
Zebra Technologies Corp., Class A(a)	14,654	3,068,987
Zillow Group Inc., Class C (a)(b)	42,948	1,556,865
Zimmer Biomet Holdings Inc.	59,096	6,170,213

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis Inc.	130,548	$20,496,036
Zoom Video Communications Inc., Class A(a)(b)	70,221	4,211,856
ZoomInfo Technologies Inc., Class A(a)(b)	78,167	1,013,044
Zscaler Inc.(a)	23,963	3,802,688
		10,400,974,740

Total Common Stocks — 99.3%
(Cost: $15,233,860,293)		16,581,990,416

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,752,155	4,861,933
Cia. Energetica de Minas Gerais, Preference Shares, NVS	506,421	1,179,230
Gerdau SA, Preference Shares, NVS	304,890	1,316,498
Itau Unibanco Holding SA, Preference Shares, NVS	1,264,621	6,727,254
Itausa SA, Preference Shares, NVS	1,521,586	2,607,528
Petroleo Brasileiro SA, Preference Shares, NVS	1,651,943	11,382,655
		28,075,098
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	41,563	2,012,816

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	177,201	1,136,566

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	18,328	1,558,423
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	31,290	2,742,413
Henkel AG & Co. KGaA, Preference Shares, NVS	47,538	3,429,158
Porsche Automobil Holding SE, Preference Shares, NVS	44,832	2,006,595
Sartorius AG, Preference Shares, NVS(b)	7,800	1,954,990
Volkswagen AG, Preference Shares, NVS	64,778	6,869,750
		18,561,329
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,929,900	208

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	235,428	9,399,394

Total Preferred Stocks — 0.4%
(Cost: $58,801,279)		59,185,411

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 11/17/23, Strike Price BRL 47.13)(a)	1,538	2,136
Security	Shares	Value

South Korea — 0.0%
CosmoAM&T Co. Ltd.,
(Expires 11/14/23, Strike Price KRW 122,800.00)	335	$4,117
Hanwha Ocean Co. Ltd., (Expires 11/16/23, Strike Price KRW 21,850.00)(a)	2,173	2,816
		6,933

Total Rights — 0.0%
(Cost: $—)		9,069

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,990	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.7%
(Cost: $15,292,661,572)		16,641,184,896

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	190,816,912	190,893,239
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(f)(g)	15,640,000	15,640,000

Total Short-Term Securities — 1.2%
(Cost: $206,394,395)		206,533,239

Total Investments — 100.9%
(Cost: $15,499,055,967)		16,847,718,135

Liabilities in Excess of Other Assets — (0.9)%		(157,535,271)

Net Assets — 100.0%		$16,690,182,864

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$237,079,040	$—	$(46,210,383	)(a)	$6,601	$17,981	$190,893,239	190,816,912	$282,254	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,270,000	—	(16,630,000	)(a)	—	—	15,640,000	15,640,000	367,747		—
BlackRock Inc.	30,845,510	249,354	—		—	(5,293,385)	25,801,479	42,140	208,740		—
					$6,601	$(5,275,404)	$232,334,718		$858,741		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI EAFE Index	96	12/15/23	$9,476	$(369,449)
MSCI Emerging Markets Index	95	12/15/23	4,366	(185,082)
S&P 500 E-Mini Index	116	12/15/23	24,431	(1,021,353)
				$(1,575,884)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,205,829,868	$5,376,158,013	$2,535	$16,581,990,416
Preferred Stocks	29,211,664	29,973,539	208	59,185,411
Rights	2,136	6,933	—	9,069
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	206,533,239	—	—	206,533,239
	$11,441,576,907	$5,406,138,485	$2,743	$16,847,718,135
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,575,884)	$—	$—	$(1,575,884)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust